UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-06698

Deutsche DWS Equity 500 Index Portfolio

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2019

ITEM 1.	REPORT TO STOCKHOLDERS

December 31, 2019

Annual Report

to Shareholders

DWS Equity 500 Index Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

DWS Equity 500 Index Fund
3	Letter to Shareholders
4	Portfolio Management Review
8	Performance Summary
10	Portfolio Summary
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statements of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
25	Report of Independent Registered Public Accounting Firm
27	Information About Your Fund’s Expenses
28	Tax Information

Deutsche DWS Equity 500 Index Portfolio
30	Investment Portfolio
47	Statement of Assets and Liabilities
48	Statement of Operations
49	Statements of Changes in Net Assets
50	Financial Highlights
51	Notes to Financial Statements
59	Report of Independent Registered Public Accounting Firm
61	Advisory Agreement Board Considerations and Fee Evaluation
66	Board Members and Officers
70	Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. The Fund may lend securities to approved institutions. Stocks may decline in value. Please read the prospectus for details.

This Fund is not sponsored, endorsed, sold, nor promoted by Standard & Poor’s®, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Equity 500 Index Fund

Letter to Shareholders

Dear Shareholder:

Following a very strong year for investors, the outlook remains generally positive for 2020. Continued economic growth along with other healthy macroeconomic conditions, such as employment levels, provide reasons to be confident despite certain potential risks for short-term setbacks. We however do not see greater than usual risk probabilities for a recession or bear-market losses.

Our Americas Chief Investment Officer (“CIO”), David Bianco, says that an economic or a market slump, while not expected, cannot be completely ruled out. We expect monetary policy to remain on hold in both the Eurozone and the U.S., with no further interest rate cuts by either the European Central Bank or the U.S. Federal Reserve. Concerns about economic slowing, soft capital expenditures and manufacturing, excess oil production, technological and geopolitical conflicts, and low interest rates are likely to remain in 2020, with the potential for unexpected flare-ups. Election concerns and political uncertainty will rise in 2020, in our opinion, but will likely be relieved post elections.

Basically, while it would be hard to match the strong returns seen in 2019, our economists are cautiously optimistic. The current cycle has demonstrated unusual staying power.

As always, we encourage you to visit the “Insights” section of our Web site, dws.com. There you will find our Global CIO View and Americas CIO View, which integrate the on-the-ground views of our worldwide network of economists, research analysts and investment professionals. This global perspective guides our strategic investment approach.

Thank you for trusting DWS to help serve your investment needs.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Equity 500 Index Fund	|	3

Portfolio Management Review	(Unaudited)

Market Overview and Fund Performance

All performance information below is historical and does not guarantee future results. Returns shown are for Institutional Class shares. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the most recent month-end performance of all share classes. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had. Please refer to pages 8 through 9 for more complete performance information.

Investment Strategy and Process

The Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor’s 500® Composite Stock Price Index (S&P 500® Index).

DWS Equity 500 Index Fund returned 31.21% in 2019. Since the Fund’s investment strategy is to replicate the performance of the Standard & Poor’s 500® Index (S&P 500®), its return is normally close to that of the index. The difference in performance is typically driven by transaction costs and Fund expenses.

The Fund periodically invested in equity index futures in order to keep the portfolio’s exposures in line with those of the index. This strategy had a neutral impact on performance.

Market Overview

Despite periodic volatility stemming from the ongoing U.S.-China trade dispute and concerns about slowing global growth, U.S. equities delivered a robust gain in 2019. The U.S. Federal Reserve’s (Fed’s) shift to an accommodative interest-rate policy was the key driver of the rally. The Fed cut rates by a quarter point on three occasions, bringing its benchmark fed funds rate to a range of 1.50% to 1.75%. Although the Fed indicated that it was unlikely to enact any more rate cuts barring a sharp slowdown in economic growth, it provided support to the markets through daily injections of liquidity from mid-September onward. Further, investors were encouraged by signals that foreign central banks would take the baton from the Fed with monetary easing of their own in 2020.

4	|	DWS Equity 500 Index Fund

The markets were further cheered by the fact that domestic growth remained in positive territory, calming the recession fears that pressured sentiment in late 2018. International growth, while sluggish, also held up relatively well and in fact showed signs of an uptick in the fourth quarter. Corporate earnings provided little support to the market, however. As of year-end, it appeared that profits were set for only a very small increase compared to their level of 2018. Still, prices were buttressed by consensus expectations that earnings were on track to rise nearly 10% in 2020. (Source: Factset)

“Despite periodic volatility stemming from the ongoing U.S.-China trade dispute and concerns about slowing global growth, U.S. equities delivered a robust gain in 2019.”

In a continuation of a longstanding trend, the growth style outperformed value. At a time of slowing economic conditions across the globe, investors continued to demonstrate a preference for faster-growing companies over those with attractive valuations and/or high dividends.

Information Technology, Financials, and Communication Services Lead the Way

Technology stocks delivered the largest gains at the sector level in 2019, accounting for nearly one-third of the gain for the S&P 500® Index. The mega-cap companies Apple, Inc. and Microsoft Corp. were the most important drivers of the sector’s rally. Semiconductor companies also played a role in technology’s market-beating return, led by Advanced Micro Devices, Inc. — the best performing stock in the index for the year.

Financials were boosted by a number of factors, including improving profit expectations and the steepening of the yield curve in the final four months of the year. The gains were broad-based throughout the sector, with banks and insurance companies acting as the primary source of positive performance. The banking stocks JPMorgan Chase & Co., Bank of America Corp., and Citigroup, Inc. were the sector’s top individual contributors.

Communication services was an additional area of strength for the index. As was the case with technology, the sector was propelled by investors’ continued gravitation to mega-cap growth stocks such as Alphabet, Inc. and Facebook, Inc. The sector was further aided by the strong

DWS Equity 500 Index Fund	|	5

performance of the legacy telecommunications companies AT&T, Inc. and Verizon Communications, Inc. Walt Disney Co., which was boosted by strong box-office receipts and the launch of its streaming service, was an additional contributor of note.

Outside of the Materials Sector, Economic Sensitivity Pays

Stocks poised to benefit from improving growth expectations generally performed well in 2019. Consumer discretionary stocks finished just behind the index, with strength in Amazon.com, Inc. and Home Depot, Inc. acting as the primary engine for the gains. Conversely, traditional mall-based retailers such as Macy’s, Inc. and Gap, Inc. posted losses and depressed the performance of the sector as a whole. Industrials also posted a healthy advance, with a rally in defense stocks outweighing uneven results for the transportation industry.

On the other hand, materials trailed the broader market by a notable margin amid uncertainty about the effect the prolonged U.S.-China trade dispute could have on raw-materials exports. China’s slowing economic growth further weighed on the sector given that the country’s role as the largest source of world commodity demand. Chemical stocks, in particular, stood out as weak performers in materials.

Defensive Equities Underperformed Somewhat

After performing well through late August, defensive market segments started to lag as investors’ appetite for risk gradually expanded over the final four months of the year. As a result, utilities and real estate — while posting returns north of 20% — failed to keep pace with the index in 2019. Both sectors tend to have above-average interest-rate sensitivity, which was an additional headwind given the uptrend in U.S. Treasury yields in the latter part of the year. Consumer staples finished somewhat behind the index, as well. Nevertheless, the sector outperformed its defensive peers due to the strong gains for a broad range of companies, including Procter & Gamble Co., Costco Wholesale Corp., Estee Lauder Companies, Inc., and Tyson Foods, Inc.

Energy Lags in 2019

Although energy generated a double-digit gain, it was nevertheless the year’s worst performer among the eleven major sectors. On one hand, healthy gains for mega-cap companies such as Exxon Mobil Corp. and

6	|	DWS Equity 500 Index Fund

Chevron Corp. helped keep the broader category in positive territory. Still, its overall return was dragged down by the weaker showing of smaller exploration and production companies. The industry came under pressure from both oil-price volatility and worries that domestic production may have peaked. Oil services stocks also experienced weakness amid expectations for subdued capital expenditures by the sector’s largest companies.

Subadvisor

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, is the subadvisor for the Fund.

Portfolio Manager

Brent Reeder. Senior Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the Fund. Began managing the Fund in 2007.

–	Joined Northern Trust Investments, Inc. in 1993 and is responsible for the management of quantitative equity portfolios.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The Standard & Poor’s 500® Index (S&P 500®) is an unmanaged, capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Contribution and detraction incorporate both a stock’s total return and its weighting in the index.

The yield curve is a graph with a left to right line that shows how high or low yields are, from the shortest to the longest maturities. Typically the line rises from left to right as investors who are willing to tie up their money for a longer period of time are rewarded with higher yields.

The consumer discretionary sector represents industries that produce goods and services that are not necessities in everyday life.

Consumer staples are the industries that manufacture and sell products such as food and beverages, prescription drugs, and household products.

Futures contracts are contractual agreements to buy or sell a particular commodity or financial instrument at a predetermined price in the future.

DWS Equity 500 Index Fund	|	7

Performance Summary	December 31, 2019 (Unaudited)

Class R6		1-Year	Life of Class*

Average Annual Total Returns as of 12/31/19
No Sales Charges		31.21%	14.18%
S&P 500® Index†		31.49%	14.18%

Class S	1-Year	5-Year	10-Year

Average Annual Total Returns as of 12/31/19
No Sales Charges	31.14%	11.45%	13.28%
S&P 500® Index†	31.49%	11.70%	13.56%

Institutional Class	1-Year	5-Year	10-Year

Average Annual Total Returns as of 12/31/19
No Sales Charges	31.21%	11.50%	13.34%
S&P 500® Index†	31.49%	11.70%	13.56%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2019 are 0.23%, 0.34% and 0.33% for Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

8	|	DWS Equity 500 Index Fund

Growth of an Assumed $1,000,000 Investment

The growth of $1,000,000 is cumulative.

The minimum initial investment for the Institutional Class is $1,000,000.

Performance of other share classes will vary based on the fee structure of those classes.

*	Class R6 shares commenced operations on March 31, 2017.

†

Standard & Poor’s 500® Index (S&P 500®) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

	Class R6	Class S	Institutional Class

Net Asset Value
12/31/19	$198.17	$194.65	$198.20
12/31/18	$172.91	$170.17	$172.92

Distribution Information as of 12/31/19
Income Dividends, Twelve Months	$3.44	$3.27	$3.43
Capital Gain Distributions, Twelve Months	$24.12	$24.12	$24.12

DWS Equity 500 Index Fund	|	9

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/19	12/31/18
Common Stocks	98%	97%
Cash Equivalents	2%	3%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	12/31/19	12/31/18
Information Technology	23%	20%
Health Care	14%	16%
Financials	13%	13%
Communication Services	11%	10%
Consumer Discretionary	10%	10%
Industrials	9%	9%
Consumer Staples	7%	8%
Energy	4%	5%
Utilities	3%	3%
Real Estate	3%	3%
Materials	3%	3%
	100%	100%

10	|	DWS Equity 500 Index Fund

Ten Largest Equity Holdings at December 31, 2019 (23.3% of Net Assets)
1	Apple, Inc.	4.5%
	Designs, manufactures and markets personal computers and related computing and mobile communication devices
2	Microsoft Corp.	4.4%
	Develops, manufactures, licenses, sells and supports software products
3	Alphabet, Inc.	2.9%
	Holding company with subsidiaries that provide web-based search, hardware products and various software applications
4	Amazon.com, Inc.	2.8%
	Online retailer offering a wide range of products
5	Facebook, Inc.	1.8%
	Operates a social networking Web site
6	Berkshire Hathaway, Inc.	1.6%
	Holding company of insurance business and a variety of other businesses
7	JPMorgan Chase & Co.	1.6%
	Provider of global financial services
8	Johnson & Johnson	1.4%
	Provider of health care products
9	Visa, Inc.	1.2%
	Operates a retail electronic payments network and manages global financial services
10	Procter & Gamble Co.	1.1%
	Manufacturer of diversified consumer products

Portfolio holdings and characteristics are subject to change.

DWS Equity 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio,” the Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”), and owns a pro rata interest in the Portfolio’s net assets. The Asset Allocation, Sector Diversification and Ten Largest Equity Holdings at December 31, 2019 are based on the holdings of Deutsche DWS Equity 500 Index Portfolio.

For more complete details about the Portfolio’s investment portfolio, see page 30. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 70 for contact information.

DWS Equity 500 Index Fund	|	11

Statement of Assets and Liabilities

as of December 31, 2019

Assets
Investments in Deutsche DWS Equity 500 Index Portfolio, at value	$627,728,711
Receivable for Fund shares sold	338,642
Other assets	16,892
Total assets	628,084,245

Liabilities
Payable for Fund shares redeemed	105,890
Accrued Trustees’ fees	1,536
Accrued Service to shareholders fees	135,497
Other accrued expenses and payables	85,949
Total liabilities	328,872
Net assets, at value	$627,755,373

Net Assets Consist of
Distributable earnings (loss)	475,872,865
Paid-in capital	151,882,508
Net assets, at value	$627,755,373

Net Asset Value
Class R6

Net Asset Value, offering and redemption price per share ($5,383,330 ÷ 27,165 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$198.17
Class S

Net Asset Value, offering and redemption price per share ($331,414,680 ÷ 1,702,627 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$194.65
Institutional Class

Net Asset Value, offering and redemption price per share ($290,957,363 ÷ 1,467,988 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$198.20

The accompanying notes are an integral part of the financial statements.

12	|	DWS Equity 500 Index Fund

Statement of Operations

for the year ended December 31, 2019

Investment Income
Income and expenses allocated from Deutsche DWS Equity 500 Index Portfolio:

Dividends (net of foreign taxes withheld of $45,734)	$12,283,681
Interest	18,468
Income distributions — DWS Central Cash Management Government Fund	153,610
Securities lending income, net of borrower rebates	10,296
Expenses	(616,278)
Net investment income allocated from Deutsche DWS Equity 500 Index Portfolio	11,849,777
Expenses:

Administration fee	613,865
Services to shareholders	674,020
Professional fees	50,200
Reports to shareholders	74,938
Registration fees	55,648
Trustees’ fees and expenses	5,218
Other	8,647
Total expenses before expense reductions	1,482,536
Expense reductions	(511,291)
Total expenses after expense reductions	971,245
Net investment income (loss)	10,878,532

Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Deutsche DWS Equity 500 Index Portfolio:

Investments	43,194,892
Futures	1,467,226
44,662,118
Change in net unrealized appreciation (depreciation) allocated from Deutsche DWS Equity 500 Index Portfolio:

Investments	108,523,584
Futures	(70,586)
108,452,998
Net gain (loss)	153,115,116
Net increase (decrease) in net assets resulting from operations	$163,993,648

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	13

Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2019	2018

Operations:

Net investment income (loss)	$10,878,532	$11,896,300
Net realized gain (loss)	44,662,118	72,219,910
Change in net unrealized appreciation (depreciation)	108,452,998	(105,768,876)
Net increase (decrease) in net assets resulting from operations	163,993,648	(21,652,666)
Distributions to shareholders:

Class R6	(699,659)	(819,832)
Class S	(44,938,584)	(64,679,342)
Institutional Shares	(36,377,875)	(46,814,789)
Total distributions	(82,016,118)	(112,313,963)
Fund share transactions:

Proceeds from shares sold	118,087,936	120,012,694
Reinvestment of distributions	76,120,535	100,368,066
Payments for shares redeemed	(199,150,345)	(279,313,554)
Net increase (decrease) in net assets from Fund share transactions	(4,941,874)	(58,932,794)
Increase (decrease) in net assets	77,035,656	(192,899,423)
Net assets at beginning of period	550,719,717	743,619,140

Net assets at end of period	$627,755,373	$550,719,717

The accompanying notes are an integral part of the financial statements.

14	|	DWS Equity 500 Index Fund

Financial Highlights

	Years Ended December 31,		Period Ended
Class R6	2019	2018	12/31/17[a]

Selected Per Share Data
Net asset value, beginning of period	$172.91	$220.83	$221.70
Income (loss) from investment operations:

Net investment income[b]	3.55	4.09	3.10
Net realized and unrealized gain (loss)	49.27	(12.67)[e]	28.65
Total from investment operations	52.82	(8.58)	31.75
Less distributions from:

Net investment income	(3.44)	(3.78)	(3.08)
Net realized gains	(24.12)	(35.56)	(29.54)
Total distributions	(27.56)	(39.34)	(32.62)
Net asset value, end of period	$198.17	$172.91	$220.83
Total Return (%)	31.21 [c]	(4.23)[e]	14.62	c**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	4	.01
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.24	.23	.43	*
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.23	.23	.24	*
Ratio of net investment income (%)	1.80	1.82	1.80	*
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	3	3	6	[d]

[a]	For the period from March 31, 2017 (commencement of operations) to December 31, 2017.

[b]	Based on average shares outstanding during period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Deutsche DWS Equity 500 Index Portfolio’s turnover rate for the year ended December 31, 2017.

[e]

Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.62 per share. Excluding this reimbursement, total return would have been .30% lower.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	15

	Years Ended December 31,
Class S	2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$170.17	$217.91	$207.59	$207.73	$222.55
Income (loss) from investment operations:

Net investment income[a]	3.40	3.80	3.90	4.10	4.00
Net realized and unrealized gain (loss)	48.47	(12.38)[c]	39.77	19.82	(1.51)
Total from investment operations	51.87	(8.58)	43.67	23.92	2.49
Less distributions from:

Net investment income	(3.27)	(3.60)	(3.81)	(4.06)	(3.37)
Net realized gains	(24.12)	(35.56)	(29.54)	(20.00)	(13.94)
Total distributions	(27.39)	(39.16)	(33.35)	(24.06)	(17.31)
Net asset value, end of period	$194.65	$170.17	$217.91	$207.59	$207.73
Total Return (%)[b]	31.14	(4.27)[c]	21.42	11.55	1.13

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	331	329	409	416	429
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.39	.34	.37	.36	.35
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.28	.29	.29	.30	.30
Ratio of net investment income (%)	1.75	1.71	1.75	1.94	1.81
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	3	3	6	3	3

[a]	Based on average shares outstanding during period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.62 per share. Excluding this reimbursement, total return would have been .30% lower.

The accompanying notes are an integral part of the financial statements.

16	|	DWS Equity 500 Index Fund

	Years Ended December 31,
Institutional Class	2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$172.92	$220.85	$210.06	$209.98	$224.82
Income (loss) from investment operations:

Net investment income[a]	3.56	3.94	4.06	4.26	4.12
Net realized and unrealized gain (loss)	49.27	(12.55)[c]	40.24	20.03	(1.49)
Total from investment operations	52.83	(8.61)	44.30	24.29	2.63
Less distributions from:

Net investment income	(3.43)	(3.76)	(3.97)	(4.21)	(3.53)
Net realized gains	(24.12)	(35.56)	(29.54)	(20.00)	(13.94)
Total distributions	(27.55)	(39.32)	(33.51)	(24.21)	(17.47)
Net asset value, end of period	$198.20	$172.92	$220.85	$210.06	$209.98
Total Return (%)[b]	31.21	(4.23)[c]	21.48	11.60	1.18

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	291	217	335	374	417
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.27	.33	.30	.28	.27
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.23	.24	.24	.25	.25
Ratio of net investment income (%)	1.80	1.75	1.80	1.99	1.84
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	3	3	6	3	3

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.62 per share. Excluding this reimbursement, total return would have been .30% lower.

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	17

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS Equity 500 Index Fund (the “Fund”) is a diversified series of Deutsche DWS Institutional Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”), a diversified, open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”). A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. On December 31, 2019, the Fund owned approximately 37% of the Portfolio.

The Fund offers three classes of shares: Class R6, Class S and Institutional Class. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an

18	|	DWS Equity 500 Index Fund

investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2019, and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

DWS Equity 500 Index Fund	|	19

At December 31, 2019, the Fund’s components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income*	$713,788
Undistributed net long-term capital gains	$19,319,309

At December 31, 2019, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended December 31,
	2019	2018
Distributions from ordinary income*	$11,814,932	$11,532,224
Distributions from long-term capital gains	$70,201,186	$100,781,739

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio’s income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.

Pursuant to the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.05% of the Fund’s average daily net assets, accrued daily and payable monthly.

20	|	DWS Equity 500 Index Fund

For the period from January 1, 2019 through September 30, 2019 the Advisor had contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class R6	.24%
Class S	.29%
Institutional Class	.24%

Effective October 1, 2019 through September 30, 2020 the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class R6	.20%
Class S	.25%
Institutional Class	.20%

For the year ended December 31, 2019, fees waived and/or expenses reimbursed for each class are as follows:

Class R6	$461
Class S	399,302
Institutional Class	111,528
$511,291

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2019, the Administration Fee was $613,865, of which $52,927 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing

DWS Equity 500 Index Fund	|	21

fee it receives from the Fund. For the year ended December 31, 2019, the amount charged to the Fund by DSC was as follows:

Services to Shareholders	Total Aggregated	Unpaid at December 31, 2019
Class R6	$215	$36
Class S	27,988	4,512
Institutional Class	7,620	1,265
	$35,823	$5,813

In addition, for the year ended December 31, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
Class S	$531,102
Institutional Class	89,646
$620,748

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended December 31, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $22,545, of which $8,850 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended December 31, 2019		Year Ended December 31, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class R6	3,981	$775,057	22,727	$5,041,362
Class S	219,733	41,842,746	200,205	43,673,352
Institutional Shares	381,284	75,470,133	332,253	71,297,980
		$118,087,936		$120,012,694

22	|	DWS Equity 500 Index Fund

	Year Ended December 31, 2019		Year Ended December 31, 2018
	Shares	Dollars	Shares	Dollars

Shares issued to shareholders in reinvestment of distributions
Class R6	3,564	$699,659	4,587	$819,832
Class S	230,375	44,454,123	361,872	63,968,279
Institutional Shares	157,755	30,966,753	198,202	35,579,955
		$76,120,535		$100,368,066

Shares redeemed
Class R6	(6,010)	$(1,180,707)	(1,736)	$(397,711)
Class S	(682,928)	(133,683,282)	(503,250)	(109,626,858)
Institutional Shares	(325,543)	(64,286,356)	(791,372)	(169,288,985)
		$(199,150,345)		$(279,313,554)
	Year Ended December 31, 2019		Year Ended December 31, 2018
	Shares	Dollars	Shares	Dollars

Net increase (decrease)
Class R6	1,535	$294,009	25,578	$5,463,483
Class S	(232,820)	(47,386,413)	58,827	(1,985,227)
Institutional Shares	213,496	42,150,530	(260,917)	(62,411,050)
		$(4,941,874)		$(58,932,794)

D. Change of Independent Registered Public Accounting Firm

On May 14, 2019, PricewaterhouseCoopers LLP (“PwC”) resigned as the independent registered public accounting firm to the Fund. PwC communicated its resignation to the Registrant’s Board of Trustees (the “Board of Trustees”).

PwC’s reports on the Fund’s financial statements for the fiscal years ended December 31, 2018 and December 31, 2017 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle.

During the fiscal years ended December 31, 2018 and December 31, 2017 and during the subsequent interim period through May 14, 2019: (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused PwC to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial

DWS Equity 500 Index Fund	|	23

statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On May 15, 2019, the Audit Committee of the Board of Trustees and the Board of Trustees approved the selection of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm for the fiscal year ending December 31, 2019. During the Fund’s fiscal years ended December 31, 2018 and December 31, 2017, and the subsequent interim period through May 15, 2019, neither the Fund, nor anyone on their behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

24	|	DWS Equity 500 Index Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Deutsche DWS Institutional Funds and Shareholders of DWS Equity 500 Index Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of DWS Equity 500 Index Fund (the “Fund”) (one of the funds constituting Deutsche DWS Institutional Funds) (the “Trust”) as of December 31, 2019, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Institutional Funds) at December 31, 2019, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The statement of changes in net assets for the year ended December 31, 2018, and the financial highlights for the years ended December 31, 2015, December 31, 2016, December 31, 2017 and December 31, 2018, were audited by another independent registered public accounting firm whose report, dated February 21, 2019, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not

DWS Equity 500 Index Fund	|	25

required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

February 26, 2020

26	|	DWS Equity 500 Index Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2019 to December 31, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Class S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Equity 500 Index Fund	|	27

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2019 (Unaudited)

Actual Fund Return*	Class R6	Class S	Institutional Class
Beginning Account Value 7/1/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/19	$1,107.90	$1,107.70	$1,107.90
Expenses Paid per $1,000**	$1.17	$1.43	$1.17

Hypothetical 5% Fund Return	Class R6	Class S	Institutional Class
Beginning Account Value 7/1/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/19	$1,024.10	$1,023.84	$1,024.10
Expenses Paid per $1,000**	$1.12	$1.38	$1.12

*	Expenses include amounts allocated proportionally from the master portfolio.

**

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class R6	Class S	Institutional Class
DWS Equity 500 Index Fund	.22%	.27%	.22%

For more information, please refer to the Fund’s prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

Tax Information	(Unaudited)

The Fund paid distributions of $23.60 per share from net long-term capital gains during its year ended December 31, 2019.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $79,224,000 as capital gain dividends for its year ended December 31, 2019.

For corporate shareholders, 90% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended December 31, 2019, qualified for the dividends received deduction.

For federal income tax purposes, the Fund designates $11,057,000, or the maximum amount allowable under tax law, as qualified dividend income.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account please call (800) 728-3337.

28	|	DWS Equity 500 Index Fund

(The following financial statements of the

Deutsche DWS Equity 500 Index Portfolio should be read in

conjunction with the Fund’s financial statements.)

Deutsche DWS Equity 500 Index Portfolio	|	29

Investment Portfolio	as of December 31, 2019

	Shares	Value ($)
Common Stocks 97.7%
Communication Services 10.2%

Diversified Telecommunication Services 2.0%

AT&T, Inc.	451,354	17,638,915

CenturyLink, Inc.	61,249	809,099

Verizon Communications, Inc.	255,538	15,690,033

		34,138,047

Entertainment 1.9%

Activision Blizzard, Inc.	47,378	2,815,201

Electronic Arts, Inc.*	18,035	1,938,943

Live Nation Entertainment, Inc.*	8,702	621,932

Netflix, Inc.*	27,079	8,761,952

Take-Two Interactive Software, Inc.*	7,034	861,172

Walt Disney Co.	111,402	16,112,071

		31,111,271

Interactive Media & Services 4.8%

Alphabet, Inc. “A”*	18,517	24,801,485

Alphabet, Inc. “C”*	18,471	24,696,096

Facebook, Inc. “A”*	148,718	30,524,370

Twitter, Inc.*	48,180	1,544,169

		81,566,120

Media 1.4%

Charter Communications, Inc. “A”*	9,691	4,700,910

Comcast Corp. “A”	280,629	12,619,886

Discovery, Inc. “C”*	20,719	631,722

Discovery, Inc. “A”*	9,653	316,039

DISH Network Corp. “A”*	15,600	553,332

Fox Corp. “A”	22,068	818,061

Fox Corp. “B”*	10,195	371,098

Interpublic Group of Companies, Inc.	23,687	547,170

News Corp. “A”	23,421	331,173

News Corp. “B”	6,691	97,087

Omnicom Group, Inc.	13,514	1,094,904

ViacomCBS, Inc. “B”	33,152	1,391,390

		23,472,772

Wireless Telecommunication Services 0.1%
T-Mobile U.S., Inc.*	19,720	1,546,442

Consumer Discretionary 9.5%

Auto Components 0.1%

Aptiv PLC	15,729	1,493,783

The accompanying notes are an integral part of the financial statements.

30	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

BorgWarner, Inc.	12,841	557,043

		2,050,826

Automobiles 0.3%

Ford Motor Co.	240,590	2,237,487

General Motors Co.	77,656	2,842,210

Harley-Davidson, Inc.	9,665	359,441

		5,439,138

Distributors 0.1%

Genuine Parts Co.	8,879	943,216

LKQ Corp.*	19,072	680,870

		1,624,086

Diversified Consumer Services 0.0%
H&R Block, Inc.	12,176	285,892

Hotels, Restaurants & Leisure 1.8%

Carnival Corp.	24,955	1,268,463

Chipotle Mexican Grill, Inc.*	1,590	1,331,005

Darden Restaurants, Inc.	7,646	833,490

Hilton Worldwide Holdings, Inc.	17,424	1,932,496

Las Vegas Sands Corp.	20,759	1,433,201

Marriott International, Inc. “A”	16,751	2,536,604

McDonald’s Corp.	46,531	9,194,991

MGM Resorts International	31,751	1,056,356

Norwegian Cruise Line Holdings Ltd.*	13,004	759,564

Royal Caribbean Cruises Ltd.	10,712	1,430,159

Starbucks Corp.	72,949	6,413,676

Wynn Resorts Ltd.	6,017	835,581

Yum! Brands, Inc.	18,677	1,881,334

		30,906,920

Household Durables 0.4%

D.R. Horton, Inc.	20,594	1,086,333

Garmin Ltd.	9,030	880,967

Leggett & Platt, Inc.	8,129	413,197

Lennar Corp. “A”	17,187	958,863

Mohawk Industries, Inc.*	3,652	498,060

Newell Brands, Inc.	24,185	464,835

NVR, Inc.*	214	815,000

PulteGroup, Inc.	15,925	617,890

Whirlpool Corp.	3,894	574,482

		6,309,627

Internet & Direct Marketing Retail 3.3%

Amazon.com, Inc.*	25,738	47,559,706

Booking Holdings, Inc.*	2,586	5,310,946

eBay, Inc.	47,186	1,703,886

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	31

	Shares	Value ($)

Expedia Group, Inc.	8,714	942,332

		55,516,870

Leisure Products 0.1%
Hasbro, Inc.	7,849	828,933

Multiline Retail 0.5%

Dollar General Corp.	15,725	2,452,786

Dollar Tree, Inc.*	14,742	1,386,485

Kohl’s Corp.	9,625	490,394

Macy’s, Inc.	19,397	329,749

Nordstrom, Inc.	6,469	264,776

Target Corp.	31,306	4,013,742

		8,937,932

Specialty Retail 2.2%

Advance Auto Parts, Inc.	4,279	685,325

AutoZone, Inc.*	1,472	1,753,608

Best Buy Co., Inc.	14,063	1,234,731

CarMax, Inc.*	10,072	883,012

Home Depot, Inc.	67,417	14,722,525

L Brands, Inc.	13,825	250,509

Lowe’s Companies, Inc.	47,371	5,673,151

O’Reilly Automotive, Inc.*	4,677	2,049,742

Ross Stores, Inc.	22,341	2,600,939

The Gap, Inc.	13,867	245,169

Tiffany & Co.	6,662	890,376

TJX Companies, Inc.	74,912	4,574,127

Tractor Supply Co.	7,393	690,802

Ulta Salon, Cosmetics & Fragrance, Inc.*	3,530	893,584

		37,147,600

Textiles, Apparel & Luxury Goods 0.7%

Capri Holdings Ltd.*	9,599	366,202

Hanesbrands, Inc.	22,122	328,512

NIKE, Inc. “B”	76,966	7,797,425

PVH Corp.	4,548	478,222

Ralph Lauren Corp.	3,059	358,576

Tapestry, Inc.	17,428	470,033

Under Armour, Inc. “A”* (a)	12,016	259,546

Under Armour, Inc. “C”*	12,584	241,361

VF Corp.	20,101	2,003,266

		12,303,143

Consumer Staples 7.0%

Beverages 1.8%

Brown-Forman Corp. “B”	11,354	767,530

Coca-Cola Co.	238,349	13,192,617

The accompanying notes are an integral part of the financial statements.

32	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Constellation Brands, Inc. “A”	10,291	1,952,717

Molson Coors Brewing Co. “B”	11,539	621,952

Monster Beverage Corp.*	23,594	1,499,399

PepsiCo, Inc.	86,204	11,781,501

		29,815,716

Food & Staples Retailing 1.5%

Costco Wholesale Corp.	27,297	8,023,134

Kroger Co.	49,789	1,443,383

Sysco Corp.	31,514	2,695,708

Walgreens Boots Alliance, Inc.	46,325	2,731,322

Walmart, Inc.	87,673	10,419,059

		25,312,606

Food Products 1.1%

Archer-Daniels-Midland Co.	34,193	1,584,845

Campbell Soup Co.	10,352	511,596

Conagra Brands, Inc.	30,132	1,031,720

General Mills, Inc.	37,156	1,990,075

Hormel Foods Corp.	17,317	781,170

Kellogg Co.	15,507	1,072,464

Kraft Heinz Co.	38,798	1,246,580

Lamb Weston Holdings, Inc.	8,982	772,721

McCormick & Co., Inc.	7,674	1,302,508

Mondelez International, Inc. “A”	89,014	4,902,891

The Hershey Co.	9,120	1,340,458

The JM Smucker Co.	6,975	726,307

Tyson Foods, Inc. “A”	18,366	1,672,041

		18,935,376

Household Products 1.6%

Church & Dwight Co., Inc.	15,050	1,058,617

Clorox Co.	7,680	1,179,187

Colgate-Palmolive Co.	53,046	3,651,687

Kimberly-Clark Corp.	21,203	2,916,473

Procter & Gamble Co.	154,159	19,254,459

		28,060,423

Personal Products 0.2%

Coty, Inc. “A”	17,952	201,960

Estee Lauder Companies, Inc. “A”	13,789	2,847,980

		3,049,940

Tobacco 0.8%

Altria Group, Inc.	115,445	5,761,860

Philip Morris International, Inc.	96,158	8,182,084

		13,943,944

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	33

	Shares	Value ($)
Energy 4.2%

Energy Equipment & Services 0.4%

Baker Hughes Co.	40,573	1,039,886

Halliburton Co.	54,639	1,337,016

Helmerich & Payne, Inc.	6,662	302,655

National Oilwell Varco, Inc.	23,663	592,758

Schlumberger Ltd.	85,533	3,438,427

TechnipFMC PLC	25,799	553,130

		7,263,872

Oil, Gas & Consumable Fuels 3.8%

Apache Corp.	23,003	588,647

Cabot Oil & Gas Corp.	25,421	442,580

Chevron Corp.	116,896	14,087,137

Cimarex Energy Co.	6,231	327,065

Concho Resources, Inc.	12,538	1,097,953

ConocoPhillips	67,854	4,412,546

Devon Energy Corp.	24,015	623,670

Diamondback Energy, Inc.	9,888	918,200

EOG Resources., Inc.	35,874	3,004,806

Exxon Mobil Corp.	261,589	18,253,680

Hess Corp.	16,145	1,078,647

HollyFrontier Corp.	9,072	460,041

Kinder Morgan, Inc.	120,154	2,543,660

Marathon Oil Corp.	49,083	666,547

Marathon Petroleum Corp.	40,148	2,418,917

Noble Energy, Inc.	29,251	726,595

Occidental Petroleum Corp.	55,125	2,271,701

ONEOK, Inc.	25,423	1,923,758

Phillips 66	27,487	3,062,327

Pioneer Natural Resources Co.	10,247	1,551,088

Valero Energy Corp.	25,394	2,378,148

Williams Companies, Inc.	74,536	1,767,994

		64,605,707

Financials 12.7%

Banks 5.5%

Bank of America Corp.	500,396	17,623,947

Citigroup, Inc.	134,957	10,781,715

Citizens Financial Group, Inc.	26,816	1,088,998

Comerica, Inc.	8,904	638,862

Fifth Third Bancorp.	43,812	1,346,781

First Republic Bank	10,491	1,232,168

Huntington Bancshares, Inc.	64,581	973,881

JPMorgan Chase & Co.	193,853	27,023,108

KeyCorp	60,726	1,229,094

The accompanying notes are an integral part of the financial statements.

34	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

M&T Bank Corp.	8,148	1,383,123

People’s United Financial, Inc.	27,009	456,452

PNC Financial Services Group, Inc.	27,073	4,321,663

Regions Financial Corp.	59,495	1,020,934

SVB Financial Group*	3,219	808,098

Truist Financial Corp.	82,842	4,665,661

U.S. Bancorp.	87,834	5,207,678

Wells Fargo & Co.	237,867	12,797,245

Zions Bancorp. NA	10,518	546,095

		93,145,503

Capital Markets 2.6%

Ameriprise Financial, Inc.	7,822	1,302,989

Bank of New York Mellon Corp.	51,873	2,610,768

BlackRock, Inc.	7,273	3,656,137

Cboe Global Markets, Inc.	6,902	828,240

Charles Schwab Corp.	70,643	3,359,781

CME Group, Inc.	22,140	4,443,941

E*TRADE Financial Corp.	14,028	636,450

Franklin Resources., Inc.	17,299	449,428

Intercontinental Exchange, Inc.	34,393	3,183,072

Invesco Ltd.	23,009	413,702

MarketAxess Holdings, Inc.	2,338	886,359

Moody’s Corp.	10,038	2,383,122

Morgan Stanley	76,047	3,887,523

MSCI, Inc.	5,284	1,364,223

Nasdaq, Inc.	7,080	758,268

Northern Trust Corp.	13,088	1,390,469

Raymond James Financial, Inc.	7,547	675,155

S&P Global, Inc.	15,106	4,124,693

State Street Corp.	22,468	1,777,219

T. Rowe Price Group, Inc.	14,436	1,758,882

The Goldman Sachs Group, Inc.	19,708	4,531,460

		44,421,881

Consumer Finance 0.7%

American Express Co.	41,476	5,163,347

Capital One Financial Corp.	28,808	2,964,632

Discover Financial Services	19,368	1,642,794

Synchrony Financial	36,707	1,321,819

		11,092,592

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc. “B”*	120,910	27,386,115

Insurance 2.3%

Aflac, Inc.	45,357	2,399,385

Allstate Corp.	20,008	2,249,900

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	35

	Shares	Value ($)

American International Group, Inc.	53,720	2,757,448

Aon PLC	14,462	3,012,290

Arthur J. Gallagher & Co.	11,572	1,102,002

Assurant, Inc.	3,704	485,520

Chubb Ltd.	28,002	4,358,791

Cincinnati Financial Corp.	9,467	995,455

Everest Re Group Ltd.	2,542	703,727

Globe Life, Inc.	6,256	658,444

Hartford Financial Services Group, Inc.	22,107	1,343,442

Lincoln National Corp.	12,379	730,485

Loews Corp.	15,710	824,618

Marsh & McLennan Companies, Inc.	31,181	3,473,875

MetLife, Inc.	48,370	2,465,419

Principal Financial Group, Inc.	16,093	885,115

Progressive Corp.	36,092	2,612,700

Prudential Financial, Inc.	24,780	2,322,877

The Travelers Companies, Inc.	15,944	2,183,531

Unum Group	12,551	365,987

W.R. Berkley Corp.	9,012	622,729

Willis Towers Watson PLC	7,921	1,599,567

		38,153,307

Health Care 13.9%

Biotechnology 2.0%

AbbVie, Inc.	91,393	8,091,936

Alexion Pharmaceuticals, Inc.*	13,672	1,478,627

Amgen, Inc.	36,722	8,852,572

Biogen., Inc.*	11,152	3,309,133

Gilead Sciences, Inc.	78,196	5,081,176

Incyte Corp.*	11,128	971,697

Regeneron Pharmaceuticals, Inc.*	4,914	1,845,109

Vertex Pharmaceuticals, Inc.*	15,886	3,478,240

		33,108,490

Health Care Equipment & Supplies 3.5%

Abbott Laboratories	109,245	9,489,021

ABIOMED, Inc.*	2,748	468,781

Align Technology, Inc.*	4,431	1,236,426

Baxter International, Inc.	31,522	2,635,870

Becton, Dickinson & Co.	16,715	4,545,979

Boston Scientific Corp.*	86,132	3,894,889

Danaher Corp. (a)	39,508	6,063,688

DENTSPLY SIRONA, Inc.	13,552	766,908

Edwards Lifesciences Corp.*	12,857	2,999,409

Hologic, Inc.*	16,466	859,690

IDEXX Laboratories, Inc.*	5,272	1,376,677

The accompanying notes are an integral part of the financial statements.

36	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Intuitive Surgical, Inc.*	7,141	4,221,402

Medtronic PLC	82,846	9,398,879

ResMed, Inc.	8,956	1,387,911

STERIS PLC	5,242	798,986

Stryker Corp.	19,873	4,172,138

Teleflex, Inc.	2,881	1,084,524

The Cooper Companies, Inc.	3,091	993,107

Varian Medical Systems, Inc.*	5,652	802,640

Zimmer Biomet Holdings, Inc.	12,796	1,915,305

		59,112,230

Health Care Providers & Services 2.8%

AmerisourceBergen Corp.	9,140	777,083

Anthem, Inc.	15,679	4,735,528

Cardinal Health, Inc.	18,088	914,891

Centene Corp.*	25,367	1,594,823

Cigna Corp. *	23,089	4,721,470

CVS Health Corp.	80,442	5,976,036

DaVita, Inc.*	5,497	412,440

HCA Healthcare, Inc.	16,376	2,420,536

Henry Schein, Inc.*	8,897	593,608

Humana, Inc.	8,189	3,001,432

Laboratory Corp. of America Holdings*	5,949	1,006,392

McKesson Corp.	11,146	1,541,715

Quest Diagnostics, Inc.	8,405	897,570

UnitedHealth Group, Inc.	58,563	17,216,351

Universal Health Services, Inc. “B”	5,036	722,465

WellCare Health Plans, Inc.*	3,138	1,036,199

		47,568,539

Health Care Technology 0.1%
Cerner Corp.	19,424	1,425,527

Life Sciences Tools & Services 1.0%

Agilent Technologies, Inc.	18,993	1,620,293

Illumina, Inc.*	9,084	3,013,526

IQVIA Holdings, Inc.*	11,159	1,724,177

Mettler-Toledo International, Inc.*	1,502	1,191,507

PerkinElmer, Inc.	6,930	672,903

Thermo Fisher Scientific, Inc.	24,788	8,052,878

Waters Corp.*	3,987	931,562

		17,206,846

Pharmaceuticals 4.5%

Allergan PLC	20,293	3,879,413

Bristol-Myers Squibb Co.	144,893	9,300,682

Eli Lilly & Co.	52,238	6,865,640

Johnson & Johnson	162,673	23,729,111

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	37

	Shares	Value ($)

Merck & Co., Inc.	157,374	14,313,165

Mylan NV*	31,464	632,426

Perrigo Co. PLC	8,274	427,435

Pfizer, Inc.	342,086	13,402,929

Zoetis, Inc.	29,448	3,897,443

		76,448,244

Industrials 8.8%

Aerospace & Defense 2.4%

Arconic, Inc.	24,069	740,603

Boeing Co.	33,041	10,763,436

General Dynamics Corp.	14,444	2,547,200

Huntington Ingalls Industries, Inc.	2,483	622,935

L3Harris Technologies, Inc.	13,652	2,701,321

Lockheed Martin Corp.	15,340	5,973,089

Northrop Grumman Corp.	9,681	3,329,974

Raytheon Co.	17,203	3,780,187

Textron, Inc.	14,363	640,590

TransDigm Group, Inc.	3,095	1,733,200

United Technologies Corp.	50,137	7,508,517

		40,341,052

Air Freight & Logistics 0.5%

C.H. Robinson Worldwide, Inc.	8,453	661,025

Expeditors International of Washington, Inc.	10,673	832,707

FedEx Corp.	14,817	2,240,479

United Parcel Service, Inc. “B”	43,301	5,068,815

		8,803,026

Airlines 0.3%

Alaska Air Group, Inc.	7,476	506,499

American Airlines Group, Inc.	24,324	697,612

Delta Air Lines, Inc.	35,554	2,079,198

Southwest Airlines Co.	29,261	1,579,509

United Airlines Holdings, Inc.*	13,463	1,185,956

		6,048,774

Building Products 0.2%

A.O. Smith Corp.	8,546	407,131

Allegion PLC	5,716	711,871

Fortune Brands Home & Security, Inc.	8,459	552,711

Johnson Controls International PLC	47,674	1,940,808

Masco Corp.	17,517	840,641

		4,453,162

Commercial Services & Supplies 0.4%

Cintas Corp.	5,176	1,392,758

Copart, Inc.*	12,566	1,142,752

The accompanying notes are an integral part of the financial statements.

38	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Republic Services, Inc.	12,925	1,158,468

Rollins, Inc.	8,959	297,080

Waste Management, Inc.	24,109	2,747,462

		6,738,520

Construction & Engineering 0.1%

Jacobs Engineering Group, Inc.	8,451	759,153

Quanta Services, Inc.	8,910	362,726

		1,121,879

Electrical Equipment 0.5%

AMETEK, Inc.	14,232	1,419,500

Eaton Corp. PLC	25,535	2,418,675

Emerson Electric Co.	37,650	2,871,189

Rockwell Automation, Inc.	7,138	1,446,658

		8,156,022

Industrial Conglomerates 1.3%

3M Co.	35,549	6,271,554

General Electric Co.	539,770	6,023,833

Honeywell International, Inc.	44,174	7,818,798

Roper Technologies, Inc.	6,412	2,271,323

		22,385,508

Machinery 1.6%

Caterpillar, Inc.	34,158	5,044,454

Cummins, Inc.	9,464	1,693,678

Deere & Co.	19,459	3,371,466

Dover Corp.	9,072	1,045,639

Flowserve Corp.	8,128	404,531

Fortive Corp.	18,093	1,382,124

IDEX Corp.	4,709	809,948

Illinois Tool Works, Inc.	18,083	3,248,249

Ingersoll-Rand PLC	14,801	1,967,349

PACCAR, Inc.	21,290	1,684,039

Parker-Hannifin Corp.	7,894	1,624,743

Pentair PLC	10,302	472,553

Snap-on, Inc.	3,447	583,922

Stanley Black & Decker, Inc.	9,464	1,568,563

Westinghouse Air Brake Technologies Corp.	11,353	883,263

Xylem, Inc.	11,165	879,690

		26,664,211

Professional Services 0.3%

Equifax, Inc.	7,553	1,058,326

IHS Markit Ltd.*	24,702	1,861,296

Nielsen Holdings PLC	21,616	438,805

Robert Half International, Inc.	7,143	451,081

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	39

	Shares	Value ($)

Verisk Analytics, Inc.	10,210	1,524,761

		5,334,269

Road & Rail 1.0%

CSX Corp.	48,039	3,476,102

J.B. Hunt Transport Services, Inc.	5,260	614,263

Kansas City Southern	6,075	930,447

Norfolk Southern Corp.	16,104	3,126,269

Old Dominion Freight Line, Inc.	3,992	757,602

Union Pacific Corp.	42,896	7,755,168

		16,659,851

Trading Companies & Distributors 0.2%

Fastenal Co.	35,147	1,298,682

United Rentals, Inc.*	4,592	765,808

W.W. Grainger, Inc.	2,679	906,895

		2,971,385

Information Technology 22.7%

Communications Equipment 0.9%

Arista Networks, Inc.*	3,372	685,865

Cisco Systems, Inc.	262,139	12,572,187

F5 Networks, Inc.*	3,842	536,535

Juniper Networks, Inc.	20,478	504,373

Motorola Solutions, Inc.	10,567	1,702,766

		16,001,726

Electronic Equipment, Instruments & Components 0.6%

Amphenol Corp. “A”	18,321	1,982,882

CDW Corp.	8,847	1,263,705

Corning, Inc.	47,589	1,385,316

FLIR Systems, Inc.	8,114	422,496

IPG Photonics Corp.*	2,140	310,129

Keysight Technologies, Inc.*	11,696	1,200,360

TE Connectivity Ltd.	20,683	1,982,259

Zebra Technologies Corp. “A”*	3,332	851,126

		9,398,273

IT Services 5.3%

Accenture PLC “A”	39,251	8,265,083

Akamai Technologies, Inc.*	9,976	861,727

Alliance Data Systems Corp.	2,543	285,325

Automatic Data Processing, Inc.	26,733	4,557,976

Broadridge Financial Solutions, Inc.	7,125	880,223

Cognizant Technology Solutions Corp. “A”	33,845	2,099,067

DXC Technology Co.	15,814	594,448

Fidelity National Information Services, Inc.	37,967	5,280,830

Fiserv, Inc.*	35,286	4,080,120

The accompanying notes are an integral part of the financial statements.

40	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

FleetCor Technologies, Inc.*	5,395	1,552,249

Gartner, Inc.*	5,609	864,347

Global Payments, Inc.	18,557	3,387,766

International Business Machines Corp.	54,738	7,337,082

Jack Henry & Associates, Inc.	4,752	692,224

Leidos Holdings, Inc.	8,163	799,076

MasterCard, Inc. “A”	54,866	16,382,439

Paychex, Inc.	19,638	1,670,408

PayPal Holdings, Inc.*	72,558	7,848,599

VeriSign, Inc.*	6,370	1,227,372

Visa, Inc. “A”	105,798	19,879,444

Western Union Co.	25,524	683,533

		89,229,338

Semiconductors & Semiconductor Equipment 4.1%

Advanced Micro Devices, Inc.*	68,810	3,155,627

Analog Devices, Inc.	22,751	2,703,729

Applied Materials, Inc.	57,074	3,483,797

Broadcom, Inc.	24,513	7,746,598

Intel Corp.	268,854	16,090,912

KLA Corp.	9,742	1,735,732

Lam Research Corp.	9,007	2,633,647

Maxim Integrated Products, Inc.	16,882	1,038,412

Microchip Technology, Inc.	14,841	1,554,150

Micron Technology, Inc.*	68,316	3,674,034

NVIDIA Corp.	37,821	8,899,281

Qorvo, Inc.*	7,128	828,487

QUALCOMM., Inc.	70,570	6,226,391

Skyworks Solutions, Inc.	10,484	1,267,306

Texas Instruments, Inc.	57,775	7,411,955

Xilinx, Inc.	15,490	1,514,457

		69,964,515

Software 6.9%

Adobe, Inc.*	29,904	9,862,638

ANSYS, Inc.*	5,244	1,349,858

Autodesk, Inc.*	13,553	2,486,433

Cadence Design Systems, Inc.*	17,462	1,211,164

Citrix Systems, Inc.	7,651	848,496

Fortinet, Inc.*	8,846	944,399

Intuit, Inc.	16,076	4,210,787

Microsoft Corp.	471,463	74,349,715

NortonLifeLock, Inc.	35,445	904,556

Oracle Corp.	133,867	7,092,274

salesforce.com, Inc.*	54,800	8,912,672

ServiceNow, Inc.*	11,684	3,298,627

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	41

	Shares	Value ($)

Synopsys, Inc.*	9,368	1,304,026

		116,775,645

Technology Hardware, Storage & Peripherals 4.9%

Apple, Inc.	258,142	75,803,398

Hewlett Packard Enterprise Co.	79,823	1,265,993

HP, Inc.	91,137	1,872,865

NetApp, Inc.	14,129	879,530

Seagate Technology PLC	14,300	850,850

Western Digital Corp.	18,454	1,171,276

Xerox Holding Corp.*	11,239	414,382

		82,258,294

Materials 2.6%

Chemicals 1.9%

Air Products & Chemicals, Inc.	13,618	3,200,094

Albemarle Corp.	6,424	469,209

Celanese Corp.	7,467	919,337

CF Industries Holdings, Inc.	13,433	641,291

Corteva, Inc.*	46,669	1,379,536

Dow, Inc.*	45,812	2,507,291

DuPont de Nemours, Inc.	45,788	2,939,590

Eastman Chemical Co.	8,527	675,850

Ecolab, Inc.	15,465	2,984,590

FMC Corp.	8,119	810,439

International Flavors & Fragrances, Inc. (a)	6,656	858,757

Linde PLC	33,195	7,067,215

LyondellBasell Industries NV “A”	15,830	1,495,618

PPG Industries, Inc.	14,540	1,940,945

The Mosaic Co.	21,201	458,790

The Sherwin-Williams Co.	5,074	2,960,882

		31,309,434

Construction Materials 0.1%

Martin Marietta Materials, Inc.	3,891	1,088,079

Vulcan Materials Co.	8,244	1,187,054

		2,275,133

Containers & Packaging 0.3%

Amcor PLC*	100,922	1,093,994

Avery Dennison Corp.	5,155	674,377

Ball Corp.	20,204	1,306,593

International Paper Co.	24,001	1,105,246

Packaging Corp. of America	5,924	663,429

Sealed Air Corp.	9,325	371,415

Westrock Co.	15,719	674,502

		5,889,556

The accompanying notes are an integral part of the financial statements.

42	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Metals & Mining 0.3%

Freeport-McMoRan, Inc.	90,273	1,184,382

Newmont Goldcorp Corp.	50,492	2,193,877

Nucor Corp.	18,900	1,063,692

		4,441,951

Real Estate 2.9%

Equity Real Estate Investment Trusts (REITs) 2.8%

Alexandria Real Estate Equities, Inc.	7,070	1,142,371

American Tower Corp.	27,350	6,285,577

Apartment Investment & Management Co. “A”	9,321	481,430

AvalonBay Communities, Inc.	8,571	1,797,339

Boston Properties, Inc.	8,965	1,235,915

Crown Castle International Corp.	25,660	3,647,569

Digital Realty Trust, Inc.	12,989	1,555,303

Duke Realty Corp.	22,494	779,867

Equinix, Inc.	5,286	3,085,438

Equity Residential	21,411	1,732,578

Essex Property Trust, Inc.	4,099	1,233,225

Extra Space Storage, Inc.	8,018	846,861

Federal Realty Investment Trust	4,278	550,707

Healthpeak Properties, Inc.	30,637	1,056,057

Host Hotels & Resorts, Inc.	44,217	820,225

Iron Mountain, Inc.	17,809	567,573

Kimco Realty Corp.	26,377	546,268

Mid-America Apartment Communities, Inc.	7,107	937,129

Prologis, Inc.	38,977	3,474,410

Public Storage	9,238	1,967,324

Realty Income Corp.	20,185	1,486,222

Regency Centers Corp.	10,312	650,584

SBA Communications Corp.	6,943	1,673,194

Simon Property Group, Inc.	18,954	2,823,388

SL Green Realty Corp.	4,988	458,297

UDR, Inc.	18,235	851,574

Ventas, Inc.	23,228	1,341,185

Vornado Realty Trust	9,757	648,840

Welltower, Inc.	25,261	2,065,845

Weyerhaeuser Co.	46,456	1,402,971

		47,145,266

Real Estate Management & Development 0.1%
CBRE Group, Inc. “A”*	20,570	1,260,735

Utilities 3.2%

Electric Utilities 2.0%

Alliant Energy Corp.	14,862	813,249

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	43

	Shares	Value ($)

American Electric Power Co., Inc.	30,496	2,882,177

Duke Energy Corp.	45,067	4,110,561

Edison International	22,317	1,682,925

Entergy Corp.	12,397	1,485,161

Evergy, Inc.	14,048	914,384

Eversource Energy	19,874	1,690,681

Exelon Corp.	59,992	2,735,035

FirstEnergy Corp.	33,176	1,612,354

NextEra Energy, Inc.	30,193	7,311,537

Pinnacle West Capital Corp.	6,821	613,412

PPL Corp.	45,028	1,615,605

Southern Co.	64,719	4,122,600

Xcel Energy, Inc.	32,302	2,050,854

		33,640,535

Gas Utilities 0.0%
Atmos Energy Corp.	7,358	823,066

Independent Power & Renewable Electricity Producers 0.1%

AES Corp.	41,295	821,771

NRG Energy, Inc.	15,644	621,849

		1,443,620

Multi-Utilities 1.0%

Ameren Corp.	15,316	1,176,269

CenterPoint Energy, Inc.	31,321	854,124

CMS Energy Corp.	17,718	1,113,399

Consolidated Edison, Inc.	20,679	1,870,829

Dominion Energy, Inc	50,828	4,209,575

DTE Energy Co.	11,834	1,536,881

NiSource, Inc.	23,058	641,935

Public Service Enterprise Group, Inc.	31,082	1,835,392

Sempra Energy	17,411	2,637,418

WEC Energy Group, Inc.	19,387	1,788,063

		17,663,885

Water Utilities 0.1%
American Water Works Co., Inc.	11,257	1,382,922
Total Common Stocks (Cost $519,561,927)		1,653,824,030

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.97%**, 1/9/2020 (b) (Cost $2,064,096)	2,065,000	2,064,435

The accompanying notes are an integral part of the financial statements.

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	Shares	Value ($)
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (c) (d) (Cost $6,277,602)	6,277,602	6,277,602

Cash Equivalents 2.1%
DWS Central Cash Management Government Fund, 1.62% (c) (Cost $35,012,360)	35,012,360	35,012,360

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $562,915,985)	100.3	1,697,178,427
Other Assets and Liabilities, Net	(0.3)	(4,661,196)

Net Assets	100.0	1,692,517,231

A summary of the Fund’s transactions with affiliated investments during the year ended December 31, 2019 are as follows:

Value ($) at 12/31/2018	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 12/31/2019	Value ($) at 12/31/2019
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (c) (d)
1,382,030	4,895,572(e)	—	—	—	27,007	—	6,277,602	6,277,602
Cash Equivalents 2.1%
DWS Central Cash Management Government Fund, 1.62% (c)
37,277,171	218,857,803	221,122,614	—	—	401,279	—	35,012,360	35,012,360
38,659,201	223,753,375	221,122,614	—	—	428,286	—	41,289,962	41,289,962

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at December 31, 2019 amounted to $6,189,046, which is 0.4% of net assets.

(b)	At December 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended December 31, 2019.

The accompanying notes are an integral part of the financial statements.

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At December 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	3/20/2020	240	38,337,341	38,773,703	436,362

Currency Abbreviation
USD United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2019 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$1,653,824,030	$—	$—	$1,653,824,030
Government & Agency Obligations	—	2,064,435	—	2,064,435
Short-Term Investments (f)	41,289,962	—	—	41,289,962
Derivatives (g)
Futures Contracts	$436,362	$—	$—	$436,362
Total	$1,695,550,354	$2,064,435	$—	$1,697,614,789

(f)	See Investment Portfolio for additional detailed categorizations.

(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

46	|	Deutsche DWS Equity 500 Index Portfolio

Statement of Assets and Liabilities

as of December 31, 2019

Assets
Investments in non-affiliated securities, at value (cost $521,626,023) — including $6,189,046 of securities loaned	$1,655,888,465
Investment in DWS Government & Agency Securities Portfolio (cost $6,277,602)*	6,277,602
Investment in DWS Central Cash Management Government Fund (cost $35,012,360)	35,012,360
Cash	6,383
Dividends receivable	1,684,299
Interest receivable	37,003
Receivable for variation margin on futures contracts	91,079
Other assets	27,881
Total assets	1,699,025,072

Liabilities
Payable upon return of securities loaned	6,277,602
Accrued management fee	71,080
Accrued Trustees’ fees	20,358
Other accrued expenses and payables	138,801
Total liabilities	6,507,841
Net assets, at value	$1,692,517,231

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

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Statement of Operations

for the year ended December 31, 2019

Investment Income
Income:

Dividends (net of foreign taxes withheld of $119,815)	$32,078,402
Interest	48,230
Income distributions — DWS Central Cash Management Government Fund	401,279
Securities lending income, net of borrower rebates	27,007
Total income	32,554,918
Expenses:

Management fee	802,529
Administration fee	481,517
Custodian fee	27,115
Professional fees	106,870
Reports to shareholders	25,586
Trustees’ fees and expenses	62,545
Insurance expense	48,945
Other	54,237
Total expenses	1,609,344
Net investment income (loss)	30,945,574

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:

Investments	114,217,919
Futures	3,849,326
118,067,245
Change in net unrealized appreciation (depreciation) on:

Investments	282,067,114
Futures	(185,847)
281,881,267
Net gain (loss)	399,948,512
Net increase (decrease) in net assets resulting from operations	$430,894,086

The accompanying notes are an integral part of the financial statements.

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Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2019	2018
Operations:

Net investment income (loss)	$30,945,574	$32,066,804
Net realized gain (loss)	118,067,245	177,436,948
Change in net unrealized appreciation (depreciation)	281,881,267	(264,328,120)
Net increase (decrease) in net assets resulting from operations	430,894,086	(54,824,368)
Capital transactions in shares of beneficial interest:

Proceeds from capital invested	53,308,201	36,356,142
Value of capital withdrawn	(248,400,566)	(313,130,515)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(195,092,365)	(276,774,373)
Increase (decrease) in net assets	235,801,721	(331,598,741)
Net assets at beginning of period	1,456,715,510	1,788,314,251

Net assets at end of period	$1,692,517,231	$1,456,715,510

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	49

Financial Highlights

	Years Ended December 31,
	2019	2018	2017	2016	2015

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,693	1,457	1,788	1,689	1,765
Ratio of expenses (%)	.10	.10	.10	.10	.10
Ratio of net investment income (%)	1.93	1.90	1.93	2.14	2.00
Portfolio turnover rate (%)	3	3	6	3	3
Total investment return (%)[a]	31.34	(4.09)[b]	21.62	11.75	1.33

[a]	Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.

[b]	Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. Excluding this reimbursement, total return would have been .30% lower.

The accompanying notes are an integral part of the financial statements.

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Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company organized as a New York trust.

The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio has two affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of December 31, 2019, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 63% and 37%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked

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quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Portfolio’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Portfolio’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Portfolio to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Portfolio continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral

52	|	Deutsche DWS Equity 500 Index Portfolio

with the Portfolio consisting of either cash and/or U.S. Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended December 31, 2019, the Portfolio invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of December 31, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Portfolio is not able to recover securities lent, the Portfolio may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2019, the Portfolio had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

At December 31, 2019, the aggregate cost of investments for federal income tax purposes was $600,509,532. The net unrealized appreciation for all investments based on tax cost was $1,096,668,895. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $1,156,721,249 and aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $60,052,354.

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The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2019 and has determined that no provision for income tax and/or uncertain tax positions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2019, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

54	|	Deutsche DWS Equity 500 Index Portfolio

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2019 is included in a table following the Portfolio’s Investment Portfolio. For the year ended December 31, 2019, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $22,422,000 to $38,774,000.

The following table summarizes the value of the Portfolio’s derivative instruments held as of December 31, 2019 presented by primary underlying risk exposure:

Asset Derivative	Futures Contracts
Equity Contracts (a)	$436,362

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the year ended December 31, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$3,849,326

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$(185,847)

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the year ended December 31, 2019, purchases and sales of investment securities (excluding short-term investments) aggregated $40,737,560 and $197,136,668, respectively.

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D. Related Parties

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as the investment manager to the Portfolio.

Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio’s sub-advisor. Northern Trust Investments, Inc. (“NTI”) serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.05% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2019, the Administration Fee was $481,517, of which $42,648 is unpaid.

Filing Service Fee. Under an agreement with the Portfolio, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the year ended December 31, 2019, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $6,975, of which $214 is unpaid.

Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Portfolio indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management

56	|	Deutsche DWS Equity 500 Index Portfolio

fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Portfolio equal to the amount of the investment management fee payable on the Portfolio’s assets invested in DWS ESG Liquidity Fund.

E. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at December 31, 2019.

F. Change of Independent Registered Public Accounting Firm

On May 14, 2019, PricewaterhouseCoopers LLP (“PwC”) resigned as the independent registered public accounting firm to the Portfolio. PwC communicated its resignation to the Registrant’s Board of Trustees (the “Board of Trustees”).

PwC’s reports on the Portfolio’s financial statements for the fiscal years ended December 31, 2018 and December 31, 2017 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle.

During the fiscal years ended December 31, 2018 and December 31, 2017 and during the subsequent interim period through May 14, 2019: (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused PwC to make reference to the subject matter of the disagreements in connection with its reports on the Portfolio’s financial statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On May 15, 2019, the Audit Committee of the Board of Trustees and the Board of Trustees approved the selection of Ernst & Young LLP (“EY”) as the Portfolio’s independent registered public accounting firm for the fiscal year ending December 31, 2019. During the Portfolio’s fiscal years ended

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December 31, 2018 and December 31, 2017, and the subsequent interim period through May 15, 2019, neither the Portfolio, nor anyone on their behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Portfolio’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

58	|	Deutsche DWS Equity 500 Index Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Holders of Beneficial Interest in Deutsche DWS Equity 500 Index Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”), including the investment portfolio, as of December 31, 2019, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio at December 31, 2019, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The statement of changes in net assets for the year ended December 31, 2018, and the financial highlights for the years ended December 31, 2015, December 31, 2016, December 31, 2017 and December 31, 2018, were audited by another independent registered public accounting firm whose report, dated February 21, 2019, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of the

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Portfolio’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and others. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

February 26, 2020

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Advisory Agreement Board Considerations and Fee Evaluation

DWS Equity 500 Index Fund (the “Fund”), a series of Deutsche DWS Institutional Funds, invests substantially all of its assets in Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between DIMA and Northern Trust Investments, Inc. (“NTI”), and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement” and together with the Portfolio Agreement and the Sub-Advisory Agreement, the “Agreements”) in September 2019. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board” or “Trustees.”

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

DWS Equity 500 Index Fund	|	61

–

In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market

62	|	DWS Equity 500 Index Fund

index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2018, the Fund’s performance (Institutional Class shares) was in the 1st quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Portfolio’s sub-advisory fee schedule, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund’s Institutional Class shares total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2018) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Portfolio and the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about

DWS Equity 500 Index Fund	|	63

institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages a DWS Europe Fund comparable to the Portfolio and the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to DWS Funds as compared to DWS Europe Funds and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Portfolio. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Portfolio’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. In this regard, the Board observed that while the Portfolio’s and the Fund’s current investment management fee schedule does not include breakpoints, the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.

64	|	DWS Equity 500 Index Fund

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS Equity 500 Index Fund	|	65

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.

The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.

Independent Board Members
Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: ICI Mutual Insurance Company; Progressive International Corporation (kitchen goods importer and distributor); former Chairman, National Association of Small Business Investment Companies; former Directorships: The Kennel Shop (retailer); BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	77	—

66	|	DWS Equity 500 Index Fund

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999

Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; and Prisma Energy International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; former Not-for-Profit Directorships: Public Radio International

		77	Portland General Electric[2] (utility company) (2003– present)
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	77	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (since 1994); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	77	Director, Aberdeen Japan Fund (since 2007)

DWS Equity 500 Index Fund	|	67

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	77	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	77	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	77	—

Officers[4]
Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6] (1974) President and Chief Executive Officer, 2017–present	Managing Director,[3] DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); and Director and President, DB Investment Managers, Inc. (2018–present); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); and Assistant Secretary, DBX ETF Trust (2019–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)

68	|	DWS Equity 500 Index Fund

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Diane Kenneally[7] (1966) Chief Financial Officer and Treasurer, 2018–present	Director,[3] DWS; and Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[7] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (2018–present); and Assistant Treasurer, DBX ETF Trust (2019–present)
Scott D. Hogan[7] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Bank; and AML Officer, DWS Trust Company; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Ciara Crawford[8] (1984) Assistant Secretary, (2019–present)	Associate, DWS (since 2015); previously, Legal Assistant at Accelerated Tax Solutions.

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 875 Third Avenue, New York, NY 10022.

[7]	Address: One International Place, Boston, MA 02110.

[8]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

DWS Equity 500 Index Fund	|	69

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Class S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-PORT. This Fund’s Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

70	|	DWS Equity 500 Index Fund

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class S	Institutional Class
Nasdaq Symbol	BTIEX	BTIIX
CUSIP Number	25159R 205	25159R 106
Fund Number	815	565

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Nasdaq Symbol	BTIRX
CUSIP Number	25159R 866
Fund Number	1615

DWS Equity 500 Index Fund	|	71

DE500-2

(R-025783-9 2/20)

December 31, 2019

Annual Report

to Shareholders

DWS S&P 500 Index Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

DWS S&P 500 Index Fund
3	Letter to Shareholders
4	Portfolio Management Review
8	Performance Summary
10	Portfolio Summary
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statements of Changes in Net Assets
15	Financial Highlights
19	Notes to Financial Statements
26	Report of Independent Registered Public Accounting Firm
28	Information About Your Fund’s Expenses
29	Tax Information

Deutsche DWS Equity 500 Index Portfolio
31	Investment Portfolio
48	Statement of Assets and Liabilities
49	Statement of Operations
50	Statements of Changes in Net Assets
51	Financial Highlights
52	Notes to Financial Statements
60	Report of Independent Registered Public Accounting Firm

62	Advisory Agreement Board Considerations and Fee Evaluation
67	Board Members and Officers
71	Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the fund’s performance to differ from that of the index. The Fund may lend securities to approved institutions. Stocks may decline in value. Please read the prospectus for details.

This Fund is not sponsored, endorsed, sold, nor promoted by Standard & Poor’s®, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS S&P 500 Index Fund

Letter to Shareholders

Dear Shareholder:

Following a very strong year for investors, the outlook remains generally positive for 2020. Continued economic growth along with other healthy macroeconomic conditions, such as employment levels, provide reasons to be confident despite certain potential risks for short-term setbacks. We however do not see greater than usual risk probabilities for a recession or bear-market losses.

Our Americas Chief Investment Officer (“CIO”), David Bianco, says that an economic or a market slump, while not expected, cannot be completely ruled out. We expect monetary policy to remain on hold in both the Eurozone and the U.S., with no further interest rate cuts by either the European Central Bank or the U.S. Federal Reserve. Concerns about economic slowing, soft capital expenditures and manufacturing, excess oil production, technological and geopolitical conflicts, and low interest rates are likely to remain in 2020, with the potential for unexpected flare-ups. Election concerns and political uncertainty will rise in 2020, in our opinion, but will likely be relieved post elections.

Basically, while it would be hard to match the strong returns seen in 2019, our economists are cautiously optimistic. The current cycle has demonstrated unusual staying power.

As always, we encourage you to visit the “Insights” section of our Web site, dws.com. There you will find our Global CIO View and Americas CIO View, which integrate the on-the-ground views of our worldwide network of economists, research analysts and investment professionals. This global perspective guides our strategic investment approach.

Thank you for trusting DWS to help serve your investment needs.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS S&P 500 Index Fund	|	3

Portfolio Management Review	(Unaudited)

Market Overview and Fund Performance

All performance information below is historical and does not guarantee future results. Returns shown are for Class A shares. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the most recent month-end performance of all share classes. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had. Please refer to pages 8 through 9 for more complete performance information.

Investment Strategy and Process

The Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor’s 500® Composite Stock Price Index (S&P 500® Index).

DWS S&P 500 Index Fund gained 30.74% in 2019. Since the Fund’s investment strategy is to replicate the performance of the Standard & Poor’s 500® Index (S&P 500®), its return is normally close to that of the index. The difference in performance is typically driven by transaction costs and Fund expenses.

The Fund periodically invested in equity index futures in order to keep the portfolio’s exposures in line with those of the index. This strategy had a neutral impact on performance.

Market Overview

Despite periodic volatility stemming from the ongoing U.S.-China trade dispute and concerns about slowing global growth, U.S. equities delivered a robust gain in 2019. The U.S. Federal Reserve’s (Fed’s) shift to an accommodative interest-rate policy was the key driver of the rally. The Fed cut rates by a quarter point on three occasions, bringing its benchmark fed funds rate to a range of 1.50% to 1.75%. Although the Fed indicated that it was unlikely to enact any more rate cuts barring a sharp slowdown in economic growth, it provided support to the markets through daily injections of liquidity from mid-September onward. Further, investors were encouraged by signals that foreign central banks would take the baton from the Fed with monetary easing of their own in 2020.

4	|	DWS S&P 500 Index Fund

The markets were further cheered by the fact that domestic growth remained in positive territory, calming the recession fears that pressured sentiment in late 2018. International growth, while sluggish, also held up relatively well and in fact showed signs of an uptick in the fourth quarter. Corporate earnings provided little support to the market, however. As of year-end, it appeared that profits were set for only a very small increase compared to their level of 2018. Still, prices were buttressed by consensus expectations that earnings were on track to rise nearly 10% in 2020. (Source: Factset)

“Despite periodic volatility stemming from the ongoing U.S.-China trade dispute and concerns about slowing global growth, U.S. equities delivered a robust gain in 2019.”

In a continuation of a longstanding trend, the growth style outperformed value. At a time of slowing economic conditions across the globe, investors continued to demonstrate a preference for faster-growing companies over those with attractive valuations and/or high dividends.

Information Technology, Financials, and Communication Services Lead the Way

Technology stocks delivered the largest gains at the sector level in 2019, accounting for nearly one-third of the gain for the S&P 500® Index. The mega-cap companies Apple, Inc. and Microsoft Corp. were the most important drivers of the sector’s rally. Semiconductor companies also played a role in technology’s market-beating return, led by Advanced Micro Devices, Inc. — the best performing stock in the index for the year.

Financials were boosted by a number of factors, including improving profit expectations and the steepening of the yield curve in the final four months of the year. The gains were broad-based throughout the sector, with banks and insurance companies acting as the primary source of positive performance. The banking stocks JPMorgan Chase & Co., Bank of America Corp., and Citigroup, Inc. were the sector’s top individual contributors.

Communication services was an additional area of strength for the index. As was the case with technology, the sector was propelled by investors’ continued gravitation to mega-cap growth stocks such as Alphabet, Inc. and Facebook, Inc. The sector was further aided by the strong

DWS S&P 500 Index Fund	|	5

performance of the legacy telecommunications companies AT&T, Inc. and Verizon Communications, Inc. Walt Disney Co., which was boosted by strong box-office receipts and the launch of its streaming service, was an additional contributor of note.

Outside of the Materials Sector, Economic Sensitivity Pays

Stocks poised to benefit from improving growth expectations generally performed well in 2019. Consumer discretionary stocks finished just behind the index, with strength in Amazon.com, Inc. and Home Depot, Inc. acting as the primary engine for the gains. Conversely, traditional mall-based retailers such as Macy’s, Inc. and Gap, Inc. posted losses and depressed the performance of the sector as a whole. Industrials also posted a healthy advance, with a rally in defense stocks outweighing uneven results for the transportation industry.

On the other hand, materials trailed the broader market by a notable margin amid uncertainty about the effect the prolonged U.S.-China trade dispute could have on raw-materials exports. China’s slowing economic growth further weighed on the sector given that the country’s role as the largest source of world commodity demand. Chemical stocks, in particular, stood out as weak performers in materials.

Defensive Equities Underperformed Somewhat

After performing well through late August, defensive market segments started to lag as investors’ appetite for risk gradually expanded over the final four months of the year. As a result, utilities and real estate — while posting returns north of 20% — failed to keep pace with the index in 2019. Both sectors tend to have above-average interest-rate sensitivity, which was an additional headwind given the uptrend in U.S. Treasury yields in the latter part of the year. Consumer staples finished somewhat behind the index, as well. Nevertheless, the sector outperformed its defensive peers due to the strong gains for a broad range of companies, including Procter & Gamble Co., Costco Wholesale Corp., Estee Lauder Companies, Inc., and Tyson Foods, Inc.

Energy Lags in 2019

Although energy generated a double-digit gain, it was nevertheless the year’s worst performer among the eleven major sectors. On one hand, healthy gains for mega-cap companies such as Exxon Mobil Corp. and

6	|	DWS S&P 500 Index Fund

Chevron Corp. helped keep the broader category in positive territory. Still, its overall return was dragged down by the weaker showing of smaller exploration and production companies. The industry came under pressure from both oil-price volatility and worries that domestic production may have peaked. Oil services stocks also experienced weakness amid expectations for subdued capital expenditures by the sector’s largest companies.

Subadvisor

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, is the subadvisor for the Fund.

Portfolio Manager

Brent Reeder. Senior Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the Fund. Began managing the Fund in 2007.

–	Joined Northern Trust Investments, Inc. in 1993 and is responsible for the management of quantitative equity portfolios.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The Standard & Poor’s 500® Index (S&P 500®) is an unmanaged, capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Contribution and detraction incorporate both a stock’s total return and its weighting in the index.

The yield curve is a graph with a left to right line that shows how high or low yields are, from the shortest to the longest maturities. Typically the line rises from left to right as investors who are willing to tie up their money for a longer period of time are rewarded with higher yields.

The consumer discretionary sector represents industries that produce goods and services that are not necessities in everyday life.

Consumer staples are the industries that manufacture and sell products such as food and beverages, prescription drugs, and household products.

Futures contracts are contractual agreements to buy or sell a particular commodity or financial instrument at a predetermined price in the future.

DWS S&P 500 Index Fund	|	7

Performance Summary	December 31, 2019 (Unaudited)

Class A	1-Year	5-Year	10-Year

Average Annual Total Returns as of 12/31/19
Unadjusted for Sales Charge	30.74%	11.12%	12.91%
Adjusted for the Maximum Sales Charge (max 4.50% load)	24.86%	10.10%	12.39%
S&P 500® Index†	31.49%	11.70%	13.56%

Class C	1-Year	5-Year	10-Year

Average Annual Total Returns as of 12/31/19
Unadjusted for Sales Charge	29.81%	10.33%	12.12%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	29.81%	10.33%	12.12%
S&P 500® Index†	31.49%	11.70%	13.56%

Class R6		1-Year	Life of Class*

Average Annual Total Returns as of 12/31/19
No Sales Charges		31.18%	14.14%
S&P 500® Index†		31.49%	14.18%

Class S	1-Year	5-Year	10-Year

Average Annual Total Returns as of 12/31/19
No Sales Charges	31.13%	11.41%	13.23%
S&P 500® Index†	31.49%	11.70%	13.56%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2019 are 0.57%, 1.28%, 0.24% and 0.32% for Class A, Class C, Class R6 and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

8	|	DWS S&P 500 Index Fund

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R6 shares commenced operations on March 31, 2017.

†

Standard & Poor’s 500® Index (S&P 500®) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

	Class A	Class C	Class R6	Class S

Net Asset Value
12/31/19	$33.64	$33.57	$33.72	$33.72
12/31/18	$27.04	$26.98	$27.10	$27.09

Distribution Information as of 12/31/19
Income Dividends, Twelve Months	$0.42	$0.19	$0.53	$0.51
Capital Gain Distributions, Twelve Months	$1.21	$1.21	$1.21	$1.21

DWS S&P 500 Index Fund	|	9

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/19	12/31/18
Common Stocks	98%	97%
Cash Equivalents	2%	3%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	12/31/19	12/31/18
Information Technology	23%	20%
Health Care	14%	16%
Financials	13%	13%
Communication Services	11%	10%
Consumer Discretionary	10%	10%
Industrials	9%	9%
Consumer Staples	7%	8%
Energy	4%	5%
Utilities	3%	3%
Real Estate	3%	3%
Materials	3%	3%
	100%	100%

10	|	DWS S&P 500 Index Fund

Ten Largest Equity Holdings at December 31, 2019 (23.3% of Net Assets)
1	Apple, Inc.	4.5%
	Designs, manufactures and markets personal computers and related computing and mobile communication devices
2	Microsoft Corp.	4.4%
	Develops, manufactures, licenses, sells and supports software products
3	Alphabet, Inc.	2.9%
	Holding company with subsidiaries that provide web-based search, hardware products and various software applications
4	Amazon.com, Inc.	2.8%
	Online retailer offering a wide range of products
5	Facebook, Inc.	1.8%
	Operates a social networking Web site
6	Berkshire Hathaway, Inc.	1.6%
	Holding company of insurance business and a variety of other businesses
7	JPMorgan Chase & Co.	1.6%
	Provider of global financial services
8	Johnson & Johnson	1.4%
	Provider of health care products
9	Visa, Inc.	1.2%
	Operates a retail electronic payments network and manages global financial services
10	Procter & Gamble Co.	1.1%
	Manufacturer of diversified consumer products

Portfolio holdings and characteristics are subject to change.

DWS S&P 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio,” the Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”), and owns a pro rata interest in the Portfolio’s net assets. The Asset Allocation, Sector Diversification and Ten Largest Equity Holdings at June 30, 2019 are based on the holdings of Deutsche DWS Equity 500 Index Portfolio.

For more complete details about the Portfolio’s investment portfolio, see page 31. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 71 for contact information.

DWS S&P 500 Index Fund	|	11

Statement of Assets and Liabilities

as of December 31, 2019

Assets
Investments in Deutsche DWS Equity 500 Index Portfolio, at value	$1,064,788,520
Receivable for Fund shares sold	657,882
Other assets	17,893
Total assets	1,065,464,295

Liabilities
Payable for Fund shares redeemed	4,209,782
Accrued Trustees’ fees	1,575
Accrued Distribution and service fees	167,760
Other accrued expenses and payables	371,492
Total liabilities	4,750,609
Net assets, at value	$1,060,713,686

Net Assets Consist of
Distributable earnings (loss)	693,624,060
Paid-in capital	367,089,626
Net assets, at value	$1,060,713,686

Net Asset Value
Class A

Net Asset Value and redemption price per share ($190,916,888 ÷ 5,674,551 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$33.64

Maximum offering price per share (100 ÷ 95.50 of $33.64)	$35.23
Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($85,190,174 ÷ 2,537,830 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$33.57
Class R6

Net Asset Value, offering and redemption price per share ($1,488,702 ÷ 44,151 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$33.72
Class S

Net Asset Value, offering and redemption price per share ($783,117,922 ÷ 23,225,749 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$33.72

The accompanying notes are an integral part of the financial statements.

12	|	DWS S&P 500 Index Fund

Statement of Operations

for the year ended December 31, 2019

Investment Income
Income and expenses allocated from Deutsche DWS Equity 500 Index Portfolio:

Dividends (net of foreign taxes withheld of $74,081)	$19,794,721
Interest	29,762
Income distributions — DWS Central Cash Management Government Fund	247,669
Securities lending income, net of borrower rebates	16,711
Expenses	(993,066)
Net investment income allocated from Deutsche DWS Equity 500 Index Portfolio	19,095,797
Expenses:

Administration fee	990,074
Services to shareholders	1,023,328
Distribution and service fees	1,241,114
Professional fees	57,111
Reports to shareholders	84,511
Registration fees	60,788
Trustees’ fees and expenses	5,411
Other	12,645
Total expenses before expense reductions	3,474,982
Expense reductions	(133,245)
Total expenses after expense reductions	3,341,737
Net investment income (loss)	15,754,060

Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Deutsche DWS Equity 500 Index Portfolio:

Investments	71,023,027
Futures	2,382,100
73,405,127
Change in net unrealized appreciation (depreciation) allocated from Deutsche DWS Equity 500 Index Portfolio:

Investments	173,543,530
Futures	(115,261)
173,428,269
Net gain (loss)	246,833,396
Net increase (decrease) in net assets resulting from operations	$262,587,456

The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	13

Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2019	2018

Operations:

Net investment income (loss)	$15,754,060	$15,547,085
Net realized gain (loss)	73,405,127	105,217,038
Change in net unrealized appreciation (depreciation)	173,428,269	(158,559,244)
Net increase (decrease) in net assets resulting from operations	262,587,456	(37,795,121)
Distributions to shareholders:

Class A	(9,351,751)	(12,369,728)
Class C	(3,478,311)	(4,757,452)
Class R6	(217,077)	(701,638)
Class S	(38,991,530)	(49,116,261)
Total distributions	(52,038,669)	(66,945,079)
Fund share transactions:

Proceeds from shares sold	70,882,425	96,400,855
Reinvestment of distributions	48,759,146	62,779,041
Payments for shares redeemed	(147,635,555)	(188,692,212)
Net increase (decrease) in net assets from Fund share transactions	(27,993,984)	(29,512,316)
Increase (decrease) in net assets	182,554,803	(134,252,516)
Net assets at beginning of period	878,158,883	1,012,411,399
Net assets at end of period	$1,060,713,686	$878,158,883

The accompanying notes are an integral part of the financial statements.

14	|	DWS S&P 500 Index Fund

Financial Highlights

	Years Ended December 31,
Class A	2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$27.04	$30.50	$26.69	$25.20	$25.99
Income (loss) from investment operations:

Net investment income[a]	.46	.45	.42	.42	.38
Net realized and unrealized gain (loss)	7.77	(1.79)[d]	5.16	2.39	(.17)
Total from investment operations	8.23	(1.34)	5.58	2.81	.21
Less distributions from:

Net investment income	(.42)	(.40)	(.43)	(.42)	(.27)
Net realized gains	(1.21)	(1.72)	(1.34)	(.90)	(.73)
Total distributions	(1.63)	(2.12)	(1.77)	(1.32)	(1.00)
Net asset value, end of period	$33.64	$27.04	$30.50	$26.69	$25.20
Total Return (%)[b]	30.74 [c]	(4.55)[d]	21.09	11.18 [c]	.82

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	191	166	199	192	219
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.58	.57	.59	.61	.64
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.56	.57	.59	.61	.64
Ratio of net investment income (%)	1.47	1.44	1.45	1.63	1.47
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	3	3	6	3	3

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]

Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.09 per share. Excluding this reimbursement, total return would have been .30% lower.

The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	15

	Years Ended December 31,
Class C	2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$26.98	$30.43	$26.64	$25.15	$25.95
Income (loss) from investment operations:

Net investment income[a]	.23	.22	.21	.24	.21
Net realized and unrealized gain (loss)	7.76	(1.77)[c]	5.14	2.38	(.18)
Total from investment operations	7.99	(1.55)	5.35	2.62	.03
Less distributions from:

Net investment income	(.19)	(.18)	(.22)	(.23)	(.10)
Net realized gains	(1.21)	(1.72)	(1.34)	(.90)	(.73)
Total distributions	(1.40)	(1.90)	(1.56)	(1.13)	(.83)
Net asset value, end of period	$33.57	$26.98	$30.43	$26.64	$25.15
Total Return (%)[b]	29.81	(5.22)[c]	20.20	10.44	.10

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	85	70	92	69	58
Ratio of expenses including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	1.30	1.28	1.30	1.31	1.32
Ratio of net investment income (%)	.73	.72	.74	.93	.79
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	3	3	6	3	3

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]

Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.09 per share. Excluding this reimbursement, total return would have been .30% lower.

The accompanying notes are an integral part of the financial statements.

16	|	DWS S&P 500 Index Fund

	Years Ended December 31,		Period Ended
Class R6	2019	2018	12/31/17[a]

Selected Per Share Data
Net asset value, beginning of period	$27.10	$30.55	$28.24
Income (loss) from investment operations:

Net investment income[b]	.55	.58	.38
Net realized and unrealized gain	7.81	(1.81)[e]	3.68
Total from investment operations	8.36	(1.23)	4.06
Less distributions from:

Net investment income	(.53)	(.50)	(.41)
Net realized gains	(1.21)	(1.72)	(1.34)
Total distributions	(1.74)	(2.22)	(1.75)
Net asset value, end of period	$33.72	$27.10	$30.55
Total Return (%)	31.18	(4.22)[e]	14.53	c**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	11	.05
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.25	.24	.40	*
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.25	.24	.35	*
Ratio of net investment income (%)	1.79	1.83	1.67	*
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	3	3	6	[d]

[a]	For the period from March 31, 2017 (commencement of operations) to December 31, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Deutsche DWS Equity 500 Index Portfolio’s turnover rate for the year ended December 31, 2017.

[e]

Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.09 per share. Excluding this reimbursement, total return would have been .30% lower.

*	Annualized

**	Not Annualized

The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	17

	Years Ended December 31,
Class S	2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$27.09	$30.56	$26.75	$25.25	$26.05
Income (loss) from investment operations:

Net investment income[a]	.54	.53	.49	.49	.46
Net realized and unrealized gain (loss)	7.81	(1.80)[b]	5.17	2.40	(.18)
Total from investment operations	8.35	(1.27)	5.66	2.89	.28
Less distributions from:

Net investment income	(.51)	(.48)	(.51)	(.49)	(.35)
Net realized gains	(1.21)	(1.72)	(1.34)	(.90)	(.73)
Total distributions	(1.72)	(2.20)	(1.85)	(1.39)	(1.08)
Net asset value, end of period	$33.72	$27.09	$30.56	$26.75	$25.25
Total Return (%)	31.13 [c]	(4.33)[b]	21.38	11.52	1.09

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	783	632	722	635	615
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.33	.32	.34	.33	.34
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.31	.32	.34	.33	.34
Ratio of net investment income (%)	1.72	1.69	1.70	1.90	1.76
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	3	3	6	3	3

[a]	Based on average shares outstanding during the period.

[b]

Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.09 per share. Excluding this reimbursement, total return would have been .30% lower.

[c]	Total return would have been lower had certain expenses not been reduced.

The accompanying notes are an integral part of the financial statements.

18	|	DWS S&P 500 Index Fund

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS S&P 500 Index Fund (the “Fund”) is a diversified series of the Deutsche DWS Institutional Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”), a diversified open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”). A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. On December 31, 2019, the Fund owned approximately 63% of the Portfolio.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and services fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may

DWS S&P 500 Index Fund	|	19

result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2019, and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss)

20	|	DWS S&P 500 Index Fund

on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2019, the Fund’s components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income*	$1,781,790
Undistributed net long-term capital gains	$11,755,338

At December 31, 2019, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended December 31,
	2019	2018
Distributions from ordinary income*	$15,323,737	$13,890,193
Distributions from long-term capital gains	$36,714,932	$53,054,886

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio’s income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.

Pursuant to the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay

DWS S&P 500 Index Fund	|	21

the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets, accrued daily and payable monthly.

For the period January 1, 2019 through September 30, 2019, the Advisor had contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class A	.57%
Class C	1.32%
Class R6	.32%
Class S	.32%

Effective October 1, 2019 through September 30, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class A	.54%
Class C	1.29%
Class R6	.29%
Class S	.29%

For the year ended December 31, 2019, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$37,705
Class S	95,540
$133,245

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2019, the Administration Fee was $990,074, of which $89,058 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent

22	|	DWS S&P 500 Index Fund

functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended December 31, 2019, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at December 31, 2019
Class A	$31,855	$5,145
Class C	4,792	761
Class R6	381	81
Class S	322,628	53,126
	$359,656	$59,113

In addition, for the year ended December 31, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$153,383
Class C	47,176
Class S	305,718
$506,277

Distribution and Service Agreement. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), a subsidiary of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended December 31, 2019, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at December 31, 2019
Class C	$595,288	$53,521

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended December 31, 2019, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at December 31, 2019	Annual Rate
Class A	$447,665	$80,098	.24%
Class C	198,161	34,141	.25%
	$645,826	$114,239

DWS S&P 500 Index Fund	|	23

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid to DDI in connection with the distribution of Class A shares for the year ended December 31, 2019 aggregated $14,662.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended December 31, 2019, the CDSC for Class C shares aggregated $7,869. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended December 31, 2019, DDl received $479 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended December 31, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $22,838, of which $9,056 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended December 31, 2019		Year Ended December 31, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	740,967	$23,092,728	1,221,814	$37,455,439
Class C	320,541	9,874,075	370,977	11,513,683
Class R6	52,392	1,627,241	388,295	12,083,581
Class S	1,150,823	36,288,381	1,131,032	35,348,152
		$70,882,425		$96,400,855

Shares issued to shareholders in reinvestment of distributions
Class A	262,540	$8,540,392	402,732	$11,291,397
Class C	103,842	3,386,371	166,132	4,612,453
Class R6	6,820	217,076	25,144	701,638
Class S	1,123,811	36,615,307	1,638,577	46,173,553
		$48,759,146		$62,779,041

Shares redeemed
Class A	(1,467,817)	$(45,962,553)	(2,001,472)	$(61,718,983)
Class C	(478,451)	(14,938,238)	(966,805)	(30,252,168)
Class R6	(405,223)	(12,388,451)	(24,998)	(796,784)
Class S	(2,364,578)	(74,346,313)	(3,068,411)	(95,924,277)
		$(147,635,555)		$(188,692,212)

24	|	DWS S&P 500 Index Fund

	Year Ended December 31, 2019		Year Ended December 31, 2018
	Shares	Dollars	Shares	Dollars

Net Increase (decrease)
Class A	(464,310)	$(14,329,433)	(376,926)	$(12,972,147)
Class C	(54,068)	(1,677,792)	(429,696)	(14,126,032)
Class R6	(346,011)	(10,544,134)	388,441	11,988,435
Class S	(89,944)	(1,442,625)	(298,802)	(14,402,572)
		$(27,993,984)		$(29,512,316)

D. Change of Independent Registered Public Accounting Firm

On May 14, 2019, PricewaterhouseCoopers LLP (“PwC”) resigned as the independent registered public accounting firm to the Fund. PwC communicated its resignation to the Registrant’s Board of Trustees (the “Board of Trustees”).

PwC’s reports on the Fund’s financial statements for the fiscal years ended December 31, 2018 and December 31, 2017 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle.

During the fiscal years ended December 31, 2018 and December 31, 2017 and during the subsequent interim period through May 14, 2019: (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused PwC to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On May 15, 2019, the Audit Committee of the Board of Trustees and the Board of Trustees approved the selection of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm for the fiscal year ending December 31, 2019. During the Fund’s fiscal years ended December 31, 2018 and December 31, 2017, and the subsequent interim period through May 15, 2019, neither the Fund, nor anyone on their behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

DWS S&P 500 Index Fund	|	25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Deutsche DWS Institutional Funds and Shareholders of DWS S&P 500 Index Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of DWS S&P 500 Index Fund (the “Fund”) (one of the funds constituting Deutsche DWS Institutional Funds) (the “Trust”) as of December 31, 2019, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Institutional Funds) at December 31, 2019, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The statement of changes in net assets for the year ended December 31, 2018, and the financial highlights for the years ended December 31, 2015, December 31, 2016, December 31, 2017 and December 31, 2018, were audited by another independent registered public accounting firm whose report, dated February 21, 2019, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not

26	|	DWS S&P 500 Index Fund

required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

February 26, 2020

DWS S&P 500 Index Fund	|	27

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six months period, the Fund limited these expense for Class A and Class S; had they not done so expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2019 to December 31, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

28	|	DWS S&P 500 Index Fund

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2019 (Unaudited)

Actual Fund Return*	Class A	Class C	Class R6	Class S
Beginning Account Value 7/1/19	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/19	$1,106.00	$1,102.00	$1,107.90	$1,107.50
Expenses Paid per $1,000**	$2.97	$6.83	$1.33	$1.65

Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S
Beginning Account Value 7/1/19	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/19	$1,022.38	$1,018.70	$1,023.95	$1,023.64
Expenses Paid per $1,000**	$2.85	$6.56	$1.28	$1.58

*	Expenses include amounts allocated proportionally from the master portfolio.

**

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S
DWS S&P 500 Index Fund	.56%	1.29%	.25%	.31%

For more information, please refer to the Fund’s prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

Tax Information	(Unaudited)

The Fund paid distributions of $1.19 per share from net long-term capital gains during its year ended December 31, 2019.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $44,030,000 as capital gain dividends for its year ended December 31, 2019.

For corporate shareholders, 100% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended December 31, 2019, qualified for the dividends received deduction.

For federal income tax purposes, the Fund designates $18,746,000, or the maximum amount allowable under tax law, as qualified dividend income.

Please consult a tax advisor if you have any questions about federal and state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS S&P 500 Index Fund	|	29

(The following financial statements of the

Deutsche DWS Equity 500 Index Portfolio should be read in

conjunction with the Fund’s financial statements.)

30	|	Deutsche DWS Equity 500 Index Portfolio

Investment Portfolio	as of December 31, 2019

	Shares	Value ($)
Common Stocks 97.7%
Communication Services 10.2%

Diversified Telecommunication Services 2.0%

AT&T, Inc.	451,354	17,638,915

CenturyLink, Inc.	61,249	809,099

Verizon Communications, Inc.	255,538	15,690,033

		34,138,047

Entertainment 1.9%

Activision Blizzard, Inc.	47,378	2,815,201

Electronic Arts, Inc.*	18,035	1,938,943

Live Nation Entertainment, Inc.*	8,702	621,932

Netflix, Inc.*	27,079	8,761,952

Take-Two Interactive Software, Inc.*	7,034	861,172

Walt Disney Co.	111,402	16,112,071

		31,111,271

Interactive Media & Services 4.8%

Alphabet, Inc. “A”*	18,517	24,801,485

Alphabet, Inc. “C”*	18,471	24,696,096

Facebook, Inc. “A”*	148,718	30,524,370

Twitter, Inc.*	48,180	1,544,169

		81,566,120

Media 1.4%

Charter Communications, Inc. “A”*	9,691	4,700,910

Comcast Corp. “A”	280,629	12,619,886

Discovery, Inc. “C”*	20,719	631,722

Discovery, Inc. “A”*	9,653	316,039

DISH Network Corp. “A”*	15,600	553,332

Fox Corp. “A”	22,068	818,061

Fox Corp. “B”*	10,195	371,098

Interpublic Group of Companies, Inc.	23,687	547,170

News Corp. “A”	23,421	331,173

News Corp. “B”	6,691	97,087

Omnicom Group, Inc.	13,514	1,094,904

ViacomCBS, Inc. “B”	33,152	1,391,390

		23,472,772

Wireless Telecommunication Services 0.1%
T-Mobile U.S., Inc.*	19,720	1,546,442

Consumer Discretionary 9.5%

Auto Components 0.1%

Aptiv PLC	15,729	1,493,783

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	31

	Shares	Value ($)

BorgWarner, Inc.	12,841	557,043

		2,050,826

Automobiles 0.3%

Ford Motor Co.	240,590	2,237,487

General Motors Co.	77,656	2,842,210

Harley-Davidson, Inc.	9,665	359,441

		5,439,138

Distributors 0.1%

Genuine Parts Co.	8,879	943,216

LKQ Corp.*	19,072	680,870

		1,624,086

Diversified Consumer Services 0.0%
H&R Block, Inc.	12,176	285,892

Hotels, Restaurants & Leisure 1.8%

Carnival Corp.	24,955	1,268,463

Chipotle Mexican Grill, Inc.*	1,590	1,331,005

Darden Restaurants, Inc.	7,646	833,490

Hilton Worldwide Holdings, Inc.	17,424	1,932,496

Las Vegas Sands Corp.	20,759	1,433,201

Marriott International, Inc. “A”	16,751	2,536,604

McDonald’s Corp.	46,531	9,194,991

MGM Resorts International	31,751	1,056,356

Norwegian Cruise Line Holdings Ltd.*	13,004	759,564

Royal Caribbean Cruises Ltd.	10,712	1,430,159

Starbucks Corp.	72,949	6,413,676

Wynn Resorts Ltd.	6,017	835,581

Yum! Brands, Inc.	18,677	1,881,334

		30,906,920

Household Durables 0.4%

D.R. Horton, Inc.	20,594	1,086,333

Garmin Ltd.	9,030	880,967

Leggett & Platt, Inc.	8,129	413,197

Lennar Corp. “A”	17,187	958,863

Mohawk Industries, Inc.*	3,652	498,060

Newell Brands, Inc.	24,185	464,835

NVR, Inc.*	214	815,000

PulteGroup, Inc.	15,925	617,890

Whirlpool Corp.	3,894	574,482

		6,309,627

Internet & Direct Marketing Retail 3.3%

Amazon.com, Inc.*	25,738	47,559,706

Booking Holdings, Inc.*	2,586	5,310,946

eBay, Inc.	47,186	1,703,886

The accompanying notes are an integral part of the financial statements.

32	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Expedia Group, Inc.	8,714	942,332

		55,516,870

Leisure Products 0.1%
Hasbro, Inc.	7,849	828,933

Multiline Retail 0.5%

Dollar General Corp.	15,725	2,452,786

Dollar Tree, Inc.*	14,742	1,386,485

Kohl’s Corp.	9,625	490,394

Macy’s, Inc.	19,397	329,749

Nordstrom, Inc.	6,469	264,776

Target Corp.	31,306	4,013,742

		8,937,932

Specialty Retail 2.2%

Advance Auto Parts, Inc.	4,279	685,325

AutoZone, Inc.*	1,472	1,753,608

Best Buy Co., Inc.	14,063	1,234,731

CarMax, Inc.*	10,072	883,012

Home Depot, Inc.	67,417	14,722,525

L Brands, Inc.	13,825	250,509

Lowe’s Companies, Inc.	47,371	5,673,151

O’Reilly Automotive, Inc.*	4,677	2,049,742

Ross Stores, Inc.	22,341	2,600,939

The Gap, Inc.	13,867	245,169

Tiffany & Co.	6,662	890,376

TJX Companies, Inc.	74,912	4,574,127

Tractor Supply Co.	7,393	690,802

Ulta Salon, Cosmetics & Fragrance, Inc.*	3,530	893,584

		37,147,600

Textiles, Apparel & Luxury Goods 0.7%

Capri Holdings Ltd.*	9,599	366,202

Hanesbrands, Inc.	22,122	328,512

NIKE, Inc. “B”	76,966	7,797,425

PVH Corp.	4,548	478,222

Ralph Lauren Corp.	3,059	358,576

Tapestry, Inc.	17,428	470,033

Under Armour, Inc. “A”* (a)	12,016	259,546

Under Armour, Inc. “C”*	12,584	241,361

VF Corp.	20,101	2,003,266

		12,303,143

Consumer Staples 7.0%

Beverages 1.8%

Brown-Forman Corp. “B”	11,354	767,530

Coca-Cola Co.	238,349	13,192,617

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	33

	Shares	Value ($)

Constellation Brands, Inc. “A”	10,291	1,952,717

Molson Coors Brewing Co. “B”	11,539	621,952

Monster Beverage Corp.*	23,594	1,499,399

PepsiCo, Inc.	86,204	11,781,501

		29,815,716

Food & Staples Retailing 1.5%

Costco Wholesale Corp.	27,297	8,023,134

Kroger Co.	49,789	1,443,383

Sysco Corp.	31,514	2,695,708

Walgreens Boots Alliance, Inc.	46,325	2,731,322

Walmart, Inc.	87,673	10,419,059

		25,312,606

Food Products 1.1%

Archer-Daniels-Midland Co.	34,193	1,584,845

Campbell Soup Co.	10,352	511,596

Conagra Brands, Inc.	30,132	1,031,720

General Mills, Inc.	37,156	1,990,075

Hormel Foods Corp.	17,317	781,170

Kellogg Co.	15,507	1,072,464

Kraft Heinz Co.	38,798	1,246,580

Lamb Weston Holdings, Inc.	8,982	772,721

McCormick & Co., Inc.	7,674	1,302,508

Mondelez International, Inc. “A”	89,014	4,902,891

The Hershey Co.	9,120	1,340,458

The JM Smucker Co.	6,975	726,307

Tyson Foods, Inc. “A”	18,366	1,672,041

		18,935,376

Household Products 1.6%

Church & Dwight Co., Inc.	15,050	1,058,617

Clorox Co.	7,680	1,179,187

Colgate-Palmolive Co.	53,046	3,651,687

Kimberly-Clark Corp.	21,203	2,916,473

Procter & Gamble Co.	154,159	19,254,459

		28,060,423

Personal Products 0.2%

Coty, Inc. “A”	17,952	201,960

Estee Lauder Companies, Inc. “A”	13,789	2,847,980

		3,049,940

Tobacco 0.8%

Altria Group, Inc.	115,445	5,761,860

Philip Morris International, Inc.	96,158	8,182,084

		13,943,944

The accompanying notes are an integral part of the financial statements.

34	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Energy 4.2%

Energy Equipment & Services 0.4%

Baker Hughes Co.	40,573	1,039,886

Halliburton Co.	54,639	1,337,016

Helmerich & Payne, Inc.	6,662	302,655

National Oilwell Varco, Inc.	23,663	592,758

Schlumberger Ltd.	85,533	3,438,427

TechnipFMC PLC	25,799	553,130

		7,263,872

Oil, Gas & Consumable Fuels 3.8%

Apache Corp.	23,003	588,647

Cabot Oil & Gas Corp.	25,421	442,580

Chevron Corp.	116,896	14,087,137

Cimarex Energy Co.	6,231	327,065

Concho Resources, Inc.	12,538	1,097,953

ConocoPhillips	67,854	4,412,546

Devon Energy Corp.	24,015	623,670

Diamondback Energy, Inc.	9,888	918,200

EOG Resources., Inc.	35,874	3,004,806

Exxon Mobil Corp.	261,589	18,253,680

Hess Corp.	16,145	1,078,647

HollyFrontier Corp.	9,072	460,041

Kinder Morgan, Inc.	120,154	2,543,660

Marathon Oil Corp.	49,083	666,547

Marathon Petroleum Corp.	40,148	2,418,917

Noble Energy, Inc.	29,251	726,595

Occidental Petroleum Corp.	55,125	2,271,701

ONEOK, Inc.	25,423	1,923,758

Phillips 66	27,487	3,062,327

Pioneer Natural Resources Co.	10,247	1,551,088

Valero Energy Corp.	25,394	2,378,148

Williams Companies, Inc.	74,536	1,767,994

		64,605,707

Financials 12.7%

Banks 5.5%

Bank of America Corp.	500,396	17,623,947

Citigroup, Inc.	134,957	10,781,715

Citizens Financial Group, Inc.	26,816	1,088,998

Comerica, Inc.	8,904	638,862

Fifth Third Bancorp.	43,812	1,346,781

First Republic Bank	10,491	1,232,168

Huntington Bancshares, Inc.	64,581	973,881

JPMorgan Chase & Co.	193,853	27,023,108

KeyCorp	60,726	1,229,094

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	35

	Shares	Value ($)

M&T Bank Corp.	8,148	1,383,123

People’s United Financial, Inc.	27,009	456,452

PNC Financial Services Group, Inc.	27,073	4,321,663

Regions Financial Corp.	59,495	1,020,934

SVB Financial Group*	3,219	808,098

Truist Financial Corp.	82,842	4,665,661

U.S. Bancorp.	87,834	5,207,678

Wells Fargo & Co.	237,867	12,797,245

Zions Bancorp. NA	10,518	546,095

		93,145,503

Capital Markets 2.6%

Ameriprise Financial, Inc.	7,822	1,302,989

Bank of New York Mellon Corp.	51,873	2,610,768

BlackRock, Inc.	7,273	3,656,137

Cboe Global Markets, Inc.	6,902	828,240

Charles Schwab Corp.	70,643	3,359,781

CME Group, Inc.	22,140	4,443,941

E*TRADE Financial Corp.	14,028	636,450

Franklin Resources., Inc.	17,299	449,428

Intercontinental Exchange, Inc.	34,393	3,183,072

Invesco Ltd.	23,009	413,702

MarketAxess Holdings, Inc.	2,338	886,359

Moody’s Corp.	10,038	2,383,122

Morgan Stanley	76,047	3,887,523

MSCI, Inc.	5,284	1,364,223

Nasdaq, Inc.	7,080	758,268

Northern Trust Corp.	13,088	1,390,469

Raymond James Financial, Inc.	7,547	675,155

S&P Global, Inc.	15,106	4,124,693

State Street Corp.	22,468	1,777,219

T. Rowe Price Group, Inc.	14,436	1,758,882

The Goldman Sachs Group, Inc.	19,708	4,531,460

		44,421,881

Consumer Finance 0.7%

American Express Co.	41,476	5,163,347

Capital One Financial Corp.	28,808	2,964,632

Discover Financial Services	19,368	1,642,794

Synchrony Financial	36,707	1,321,819

		11,092,592

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc. “B”*	120,910	27,386,115

Insurance 2.3%

Aflac, Inc.	45,357	2,399,385

Allstate Corp.	20,008	2,249,900

The accompanying notes are an integral part of the financial statements.

36	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

American International Group, Inc.	53,720	2,757,448

Aon PLC	14,462	3,012,290

Arthur J. Gallagher & Co.	11,572	1,102,002

Assurant, Inc.	3,704	485,520

Chubb Ltd.	28,002	4,358,791

Cincinnati Financial Corp.	9,467	995,455

Everest Re Group Ltd.	2,542	703,727

Globe Life, Inc.	6,256	658,444

Hartford Financial Services Group, Inc.	22,107	1,343,442

Lincoln National Corp.	12,379	730,485

Loews Corp.	15,710	824,618

Marsh & McLennan Companies, Inc.	31,181	3,473,875

MetLife, Inc.	48,370	2,465,419

Principal Financial Group, Inc.	16,093	885,115

Progressive Corp.	36,092	2,612,700

Prudential Financial, Inc.	24,780	2,322,877

The Travelers Companies, Inc.	15,944	2,183,531

Unum Group	12,551	365,987

W.R. Berkley Corp.	9,012	622,729

Willis Towers Watson PLC	7,921	1,599,567

		38,153,307

Health Care 13.9%

Biotechnology 2.0%

AbbVie, Inc.	91,393	8,091,936

Alexion Pharmaceuticals, Inc.*	13,672	1,478,627

Amgen, Inc.	36,722	8,852,572

Biogen., Inc.*	11,152	3,309,133

Gilead Sciences, Inc.	78,196	5,081,176

Incyte Corp.*	11,128	971,697

Regeneron Pharmaceuticals, Inc.*	4,914	1,845,109

Vertex Pharmaceuticals, Inc.*	15,886	3,478,240

		33,108,490

Health Care Equipment & Supplies 3.5%

Abbott Laboratories	109,245	9,489,021

ABIOMED, Inc.*	2,748	468,781

Align Technology, Inc.*	4,431	1,236,426

Baxter International, Inc.	31,522	2,635,870

Becton, Dickinson & Co.	16,715	4,545,979

Boston Scientific Corp.*	86,132	3,894,889

Danaher Corp. (a)	39,508	6,063,688

DENTSPLY SIRONA, Inc.	13,552	766,908

Edwards Lifesciences Corp.*	12,857	2,999,409

Hologic, Inc.*	16,466	859,690

IDEXX Laboratories, Inc.*	5,272	1,376,677

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	37

	Shares	Value ($)

Intuitive Surgical, Inc.*	7,141	4,221,402

Medtronic PLC	82,846	9,398,879

ResMed, Inc.	8,956	1,387,911

STERIS PLC	5,242	798,986

Stryker Corp.	19,873	4,172,138

Teleflex, Inc.	2,881	1,084,524

The Cooper Companies, Inc.	3,091	993,107

Varian Medical Systems, Inc.*	5,652	802,640

Zimmer Biomet Holdings, Inc.	12,796	1,915,305

		59,112,230

Health Care Providers & Services 2.8%

AmerisourceBergen Corp.	9,140	777,083

Anthem, Inc.	15,679	4,735,528

Cardinal Health, Inc.	18,088	914,891

Centene Corp.*	25,367	1,594,823

Cigna Corp. *	23,089	4,721,470

CVS Health Corp.	80,442	5,976,036

DaVita, Inc.*	5,497	412,440

HCA Healthcare, Inc.	16,376	2,420,536

Henry Schein, Inc.*	8,897	593,608

Humana, Inc.	8,189	3,001,432

Laboratory Corp. of America Holdings*	5,949	1,006,392

McKesson Corp.	11,146	1,541,715

Quest Diagnostics, Inc.	8,405	897,570

UnitedHealth Group, Inc.	58,563	17,216,351

Universal Health Services, Inc. “B”	5,036	722,465

WellCare Health Plans, Inc.*	3,138	1,036,199

		47,568,539

Health Care Technology 0.1%
Cerner Corp.	19,424	1,425,527

Life Sciences Tools & Services 1.0%

Agilent Technologies, Inc.	18,993	1,620,293

Illumina, Inc.*	9,084	3,013,526

IQVIA Holdings, Inc.*	11,159	1,724,177

Mettler-Toledo International, Inc.*	1,502	1,191,507

PerkinElmer, Inc.	6,930	672,903

Thermo Fisher Scientific, Inc.	24,788	8,052,878

Waters Corp.*	3,987	931,562

		17,206,846

Pharmaceuticals 4.5%

Allergan PLC	20,293	3,879,413

Bristol-Myers Squibb Co.	144,893	9,300,682

Eli Lilly & Co.	52,238	6,865,640

Johnson & Johnson	162,673	23,729,111

The accompanying notes are an integral part of the financial statements.

38	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Merck & Co., Inc.	157,374	14,313,165

Mylan NV*	31,464	632,426

Perrigo Co. PLC	8,274	427,435

Pfizer, Inc.	342,086	13,402,929

Zoetis, Inc.	29,448	3,897,443

		76,448,244

Industrials 8.8%

Aerospace & Defense 2.4%

Arconic, Inc.	24,069	740,603

Boeing Co.	33,041	10,763,436

General Dynamics Corp.	14,444	2,547,200

Huntington Ingalls Industries, Inc.	2,483	622,935

L3Harris Technologies, Inc.	13,652	2,701,321

Lockheed Martin Corp.	15,340	5,973,089

Northrop Grumman Corp.	9,681	3,329,974

Raytheon Co.	17,203	3,780,187

Textron, Inc.	14,363	640,590

TransDigm Group, Inc.	3,095	1,733,200

United Technologies Corp.	50,137	7,508,517

		40,341,052

Air Freight & Logistics 0.5%

C.H. Robinson Worldwide, Inc.	8,453	661,025

Expeditors International of Washington, Inc.	10,673	832,707

FedEx Corp.	14,817	2,240,479

United Parcel Service, Inc. “B”	43,301	5,068,815

		8,803,026

Airlines 0.3%

Alaska Air Group, Inc.	7,476	506,499

American Airlines Group, Inc.	24,324	697,612

Delta Air Lines, Inc.	35,554	2,079,198

Southwest Airlines Co.	29,261	1,579,509

United Airlines Holdings, Inc.*	13,463	1,185,956

		6,048,774

Building Products 0.2%

A.O. Smith Corp.	8,546	407,131

Allegion PLC	5,716	711,871

Fortune Brands Home & Security, Inc.	8,459	552,711

Johnson Controls International PLC	47,674	1,940,808

Masco Corp.	17,517	840,641

		4,453,162

Commercial Services & Supplies 0.4%

Cintas Corp.	5,176	1,392,758

Copart, Inc.*	12,566	1,142,752

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	39

	Shares	Value ($)

Republic Services, Inc.	12,925	1,158,468

Rollins, Inc.	8,959	297,080

Waste Management, Inc.	24,109	2,747,462

		6,738,520

Construction & Engineering 0.1%

Jacobs Engineering Group, Inc.	8,451	759,153

Quanta Services, Inc.	8,910	362,726

		1,121,879

Electrical Equipment 0.5%

AMETEK, Inc.	14,232	1,419,500

Eaton Corp. PLC	25,535	2,418,675

Emerson Electric Co.	37,650	2,871,189

Rockwell Automation, Inc.	7,138	1,446,658

		8,156,022

Industrial Conglomerates 1.3%

3M Co.	35,549	6,271,554

General Electric Co.	539,770	6,023,833

Honeywell International, Inc.	44,174	7,818,798

Roper Technologies, Inc.	6,412	2,271,323

		22,385,508

Machinery 1.6%

Caterpillar, Inc.	34,158	5,044,454

Cummins, Inc.	9,464	1,693,678

Deere & Co.	19,459	3,371,466

Dover Corp.	9,072	1,045,639

Flowserve Corp.	8,128	404,531

Fortive Corp.	18,093	1,382,124

IDEX Corp.	4,709	809,948

Illinois Tool Works, Inc.	18,083	3,248,249

Ingersoll-Rand PLC	14,801	1,967,349

PACCAR, Inc.	21,290	1,684,039

Parker-Hannifin Corp.	7,894	1,624,743

Pentair PLC	10,302	472,553

Snap-on, Inc.	3,447	583,922

Stanley Black & Decker, Inc.	9,464	1,568,563

Westinghouse Air Brake Technologies Corp.	11,353	883,263

Xylem, Inc.	11,165	879,690

		26,664,211

Professional Services 0.3%

Equifax, Inc.	7,553	1,058,326

IHS Markit Ltd.*	24,702	1,861,296

Nielsen Holdings PLC	21,616	438,805

Robert Half International, Inc.	7,143	451,081

The accompanying notes are an integral part of the financial statements.

40	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Verisk Analytics, Inc.	10,210	1,524,761

		5,334,269

Road & Rail 1.0%

CSX Corp.	48,039	3,476,102

J.B. Hunt Transport Services, Inc.	5,260	614,263

Kansas City Southern	6,075	930,447

Norfolk Southern Corp.	16,104	3,126,269

Old Dominion Freight Line, Inc.	3,992	757,602

Union Pacific Corp.	42,896	7,755,168

		16,659,851

Trading Companies & Distributors 0.2%

Fastenal Co.	35,147	1,298,682

United Rentals, Inc.*	4,592	765,808

W.W. Grainger, Inc.	2,679	906,895

		2,971,385

Information Technology 22.7%

Communications Equipment 0.9%

Arista Networks, Inc.*	3,372	685,865

Cisco Systems, Inc.	262,139	12,572,187

F5 Networks, Inc.*	3,842	536,535

Juniper Networks, Inc.	20,478	504,373

Motorola Solutions, Inc.	10,567	1,702,766

		16,001,726

Electronic Equipment, Instruments & Components 0.6%

Amphenol Corp. “A”	18,321	1,982,882

CDW Corp.	8,847	1,263,705

Corning, Inc.	47,589	1,385,316

FLIR Systems, Inc.	8,114	422,496

IPG Photonics Corp.*	2,140	310,129

Keysight Technologies, Inc.*	11,696	1,200,360

TE Connectivity Ltd.	20,683	1,982,259

Zebra Technologies Corp. “A”*	3,332	851,126

		9,398,273

IT Services 5.3%

Accenture PLC “A”	39,251	8,265,083

Akamai Technologies, Inc.*	9,976	861,727

Alliance Data Systems Corp.	2,543	285,325

Automatic Data Processing, Inc.	26,733	4,557,976

Broadridge Financial Solutions, Inc.	7,125	880,223

Cognizant Technology Solutions Corp. “A”	33,845	2,099,067

DXC Technology Co.	15,814	594,448

Fidelity National Information Services, Inc.	37,967	5,280,830

Fiserv, Inc.*	35,286	4,080,120

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	41

	Shares	Value ($)

FleetCor Technologies, Inc.*	5,395	1,552,249

Gartner, Inc.*	5,609	864,347

Global Payments, Inc.	18,557	3,387,766

International Business Machines Corp.	54,738	7,337,082

Jack Henry & Associates, Inc.	4,752	692,224

Leidos Holdings, Inc.	8,163	799,076

MasterCard, Inc. “A”	54,866	16,382,439

Paychex, Inc.	19,638	1,670,408

PayPal Holdings, Inc.*	72,558	7,848,599

VeriSign, Inc.*	6,370	1,227,372

Visa, Inc. “A”	105,798	19,879,444

Western Union Co.	25,524	683,533

		89,229,338

Semiconductors & Semiconductor Equipment 4.1%

Advanced Micro Devices, Inc.*	68,810	3,155,627

Analog Devices, Inc.	22,751	2,703,729

Applied Materials, Inc.	57,074	3,483,797

Broadcom, Inc.	24,513	7,746,598

Intel Corp.	268,854	16,090,912

KLA Corp.	9,742	1,735,732

Lam Research Corp.	9,007	2,633,647

Maxim Integrated Products, Inc.	16,882	1,038,412

Microchip Technology, Inc.	14,841	1,554,150

Micron Technology, Inc.*	68,316	3,674,034

NVIDIA Corp.	37,821	8,899,281

Qorvo, Inc.*	7,128	828,487

QUALCOMM., Inc.	70,570	6,226,391

Skyworks Solutions, Inc.	10,484	1,267,306

Texas Instruments, Inc.	57,775	7,411,955

Xilinx, Inc.	15,490	1,514,457

		69,964,515

Software 6.9%

Adobe, Inc.*	29,904	9,862,638

ANSYS, Inc.*	5,244	1,349,858

Autodesk, Inc.*	13,553	2,486,433

Cadence Design Systems, Inc.*	17,462	1,211,164

Citrix Systems, Inc.	7,651	848,496

Fortinet, Inc.*	8,846	944,399

Intuit, Inc.	16,076	4,210,787

Microsoft Corp.	471,463	74,349,715

NortonLifeLock, Inc.	35,445	904,556

Oracle Corp.	133,867	7,092,274

salesforce.com, Inc.*	54,800	8,912,672

ServiceNow, Inc.*	11,684	3,298,627

The accompanying notes are an integral part of the financial statements.

42	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Synopsys, Inc.*	9,368	1,304,026

		116,775,645

Technology Hardware, Storage & Peripherals 4.9%

Apple, Inc.	258,142	75,803,398

Hewlett Packard Enterprise Co.	79,823	1,265,993

HP, Inc.	91,137	1,872,865

NetApp, Inc.	14,129	879,530

Seagate Technology PLC	14,300	850,850

Western Digital Corp.	18,454	1,171,276

Xerox Holding Corp.*	11,239	414,382

		82,258,294

Materials 2.6%

Chemicals 1.9%

Air Products & Chemicals, Inc.	13,618	3,200,094

Albemarle Corp.	6,424	469,209

Celanese Corp.	7,467	919,337

CF Industries Holdings, Inc.	13,433	641,291

Corteva, Inc.*	46,669	1,379,536

Dow, Inc.*	45,812	2,507,291

DuPont de Nemours, Inc.	45,788	2,939,590

Eastman Chemical Co.	8,527	675,850

Ecolab, Inc.	15,465	2,984,590

FMC Corp.	8,119	810,439

International Flavors & Fragrances, Inc. (a)	6,656	858,757

Linde PLC	33,195	7,067,215

LyondellBasell Industries NV “A”	15,830	1,495,618

PPG Industries, Inc.	14,540	1,940,945

The Mosaic Co.	21,201	458,790

The Sherwin-Williams Co.	5,074	2,960,882

		31,309,434

Construction Materials 0.1%

Martin Marietta Materials, Inc.	3,891	1,088,079

Vulcan Materials Co.	8,244	1,187,054

		2,275,133

Containers & Packaging 0.3%

Amcor PLC*	100,922	1,093,994

Avery Dennison Corp.	5,155	674,377

Ball Corp.	20,204	1,306,593

International Paper Co.	24,001	1,105,246

Packaging Corp. of America	5,924	663,429

Sealed Air Corp.	9,325	371,415

Westrock Co.	15,719	674,502

		5,889,556

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	43

	Shares	Value ($)
Metals & Mining 0.3%

Freeport-McMoRan, Inc.	90,273	1,184,382

Newmont Goldcorp Corp.	50,492	2,193,877

Nucor Corp.	18,900	1,063,692

		4,441,951

Real Estate 2.9%

Equity Real Estate Investment Trusts (REITs) 2.8%

Alexandria Real Estate Equities, Inc.	7,070	1,142,371

American Tower Corp.	27,350	6,285,577

Apartment Investment & Management Co. “A”	9,321	481,430

AvalonBay Communities, Inc.	8,571	1,797,339

Boston Properties, Inc.	8,965	1,235,915

Crown Castle International Corp.	25,660	3,647,569

Digital Realty Trust, Inc.	12,989	1,555,303

Duke Realty Corp.	22,494	779,867

Equinix, Inc.	5,286	3,085,438

Equity Residential	21,411	1,732,578

Essex Property Trust, Inc.	4,099	1,233,225

Extra Space Storage, Inc.	8,018	846,861

Federal Realty Investment Trust	4,278	550,707

Healthpeak Properties, Inc.	30,637	1,056,057

Host Hotels & Resorts, Inc.	44,217	820,225

Iron Mountain, Inc.	17,809	567,573

Kimco Realty Corp.	26,377	546,268

Mid-America Apartment Communities, Inc.	7,107	937,129

Prologis, Inc.	38,977	3,474,410

Public Storage	9,238	1,967,324

Realty Income Corp.	20,185	1,486,222

Regency Centers Corp.	10,312	650,584

SBA Communications Corp.	6,943	1,673,194

Simon Property Group, Inc.	18,954	2,823,388

SL Green Realty Corp.	4,988	458,297

UDR, Inc.	18,235	851,574

Ventas, Inc.	23,228	1,341,185

Vornado Realty Trust	9,757	648,840

Welltower, Inc.	25,261	2,065,845

Weyerhaeuser Co.	46,456	1,402,971

		47,145,266

Real Estate Management & Development 0.1%
CBRE Group, Inc. “A”*	20,570	1,260,735

Utilities 3.2%

Electric Utilities 2.0%

Alliant Energy Corp.	14,862	813,249

The accompanying notes are an integral part of the financial statements.

44	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

American Electric Power Co., Inc.	30,496	2,882,177

Duke Energy Corp.	45,067	4,110,561

Edison International	22,317	1,682,925

Entergy Corp.	12,397	1,485,161

Evergy, Inc.	14,048	914,384

Eversource Energy	19,874	1,690,681

Exelon Corp.	59,992	2,735,035

FirstEnergy Corp.	33,176	1,612,354

NextEra Energy, Inc.	30,193	7,311,537

Pinnacle West Capital Corp.	6,821	613,412

PPL Corp.	45,028	1,615,605

Southern Co.	64,719	4,122,600

Xcel Energy, Inc.	32,302	2,050,854

		33,640,535

Gas Utilities 0.0%
Atmos Energy Corp.	7,358	823,066

Independent Power & Renewable Electricity Producers 0.1%

AES Corp.	41,295	821,771

NRG Energy, Inc.	15,644	621,849

		1,443,620

Multi-Utilities 1.0%

Ameren Corp.	15,316	1,176,269

CenterPoint Energy, Inc.	31,321	854,124

CMS Energy Corp.	17,718	1,113,399

Consolidated Edison, Inc.	20,679	1,870,829

Dominion Energy, Inc	50,828	4,209,575

DTE Energy Co.	11,834	1,536,881

NiSource, Inc.	23,058	641,935

Public Service Enterprise Group, Inc.	31,082	1,835,392

Sempra Energy	17,411	2,637,418

WEC Energy Group, Inc.	19,387	1,788,063

		17,663,885

Water Utilities 0.1%
American Water Works Co., Inc.	11,257	1,382,922
Total Common Stocks (Cost $519,561,927)		1,653,824,030

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.97%**, 1/9/2020 (b) (Cost $2,064,096)	2,065,000	2,064,435

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	45

	Shares	Value ($)
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (c) (d) (Cost $6,277,602)	6,277,602	6,277,602

Cash Equivalents 2.1%
DWS Central Cash Management Government Fund, 1.62% (c) (Cost $35,012,360)	35,012,360	35,012,360

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $562,915,985)	100.3	1,697,178,427
Other Assets and Liabilities, Net	(0.3)	(4,661,196)

Net Assets	100.0	1,692,517,231

A summary of the Fund’s transactions with affiliated investments during the year ended December 31, 2019 are as follows:

Value ($) at 12/31/2018	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 12/31/2019	Value ($) at 12/31/2019
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50% (c) (d)
1,382,030	4,895,572(e)	—	—	—	27,007	—	6,277,602	6,277,602
Cash Equivalents 2.1%
DWS Central Cash Management Government Fund, 1.62% (c)
37,277,171	218,857,803	221,122,614	—	—	401,279	—	35,012,360	35,012,360
38,659,201	223,753,375	221,122,614	—	—	428,286	—	41,289,962	41,289,962

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at December 31, 2019 amounted to $6,189,046, which is 0.4% of net assets.

(b)	At December 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended December 31, 2019.

The accompanying notes are an integral part of the financial statements.

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At December 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	3/20/2020	240	38,337,341	38,773,703	436,362

Currency Abbreviation
USD United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2019 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$1,653,824,030	$—	$—	$1,653,824,030
Government & Agency Obligations	—	2,064,435	—	2,064,435
Short-Term Investments (f)	41,289,962	—	—	41,289,962
Derivatives (g)
Futures Contracts	$436,362	$—	$—	$436,362
Total	$1,695,550,354	$2,064,435	$—	$1,697,614,789

(f)	See Investment Portfolio for additional detailed categorizations.

(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

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Statement of Assets and Liabilities

as of December 31, 2019

Assets
Investments in non-affiliated securities, at value (cost $521,626,023) — including $6,189,046 of securities loaned	$1,655,888,465
Investment in DWS Government & Agency Securities Portfolio (cost $6,277,602)*	6,277,602
Investment in DWS Central Cash Management Government Fund (cost $35,012,360)	35,012,360
Cash	6,383
Dividends receivable	1,684,299
Interest receivable	37,003
Receivable for variation margin on futures contracts	91,079
Other assets	27,881
Total assets	1,699,025,072

Liabilities
Payable upon return of securities loaned	6,277,602
Accrued management fee	71,080
Accrued Trustees’ fees	20,358
Other accrued expenses and payables	138,801
Total liabilities	6,507,841
Net assets, at value	$1,692,517,231

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

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Statement of Operations

for the year ended December 31, 2019

Investment Income
Income:

Dividends (net of foreign taxes withheld of $119,815)	$32,078,402
Interest	48,230
Income distributions — DWS Central Cash Management Government Fund	401,279
Securities lending income, net of borrower rebates	27,007
Total income	32,554,918
Expenses:

Management fee	802,529
Administration fee	481,517
Custodian fee	27,115
Professional fees	106,870
Reports to shareholders	25,586
Trustees’ fees and expenses	62,545
Insurance expense	48,945
Other	54,237
Total expenses	1,609,344
Net investment income (loss)	30,945,574

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:

Investments	114,217,919
Futures	3,849,326
118,067,245
Change in net unrealized appreciation (depreciation) on:

Investments	282,067,114
Futures	(185,847)
281,881,267
Net gain (loss)	399,948,512
Net increase (decrease) in net assets resulting from operations	$430,894,086

The accompanying notes are an integral part of the financial statements.

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Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2019	2018
Operations:

Net investment income (loss)	$30,945,574	$32,066,804
Net realized gain (loss)	118,067,245	177,436,948
Change in net unrealized appreciation (depreciation)	281,881,267	(264,328,120)
Net increase (decrease) in net assets resulting from operations	430,894,086	(54,824,368)
Capital transactions in shares of beneficial interest:

Proceeds from capital invested	53,308,201	36,356,142
Value of capital withdrawn	(248,400,566)	(313,130,515)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(195,092,365)	(276,774,373)
Increase (decrease) in net assets	235,801,721	(331,598,741)
Net assets at beginning of period	1,456,715,510	1,788,314,251

Net assets at end of period	$1,692,517,231	$1,456,715,510

The accompanying notes are an integral part of the financial statements.

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Financial Highlights

	Years Ended December 31,
	2019	2018	2017	2016	2015

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,693	1,457	1,788	1,689	1,765
Ratio of expenses (%)	.10	.10	.10	.10	.10
Ratio of net investment income (%)	1.93	1.90	1.93	2.14	2.00
Portfolio turnover rate (%)	3	3	6	3	3
Total investment return (%)[a]	31.34	(4.09)[b]	21.62	11.75	1.33

[a]	Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.

[b]	Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. Excluding this reimbursement, total return would have been .30% lower.

The accompanying notes are an integral part of the financial statements.

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Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company organized as a New York trust.

The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio has two affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of December 31, 2019, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 63% and 37%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked

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quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Portfolio’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Portfolio’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Portfolio to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Portfolio continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral

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with the Portfolio consisting of either cash and/or U.S. Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended December 31, 2019, the Portfolio invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of December 31, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Portfolio is not able to recover securities lent, the Portfolio may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2019, the Portfolio had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

At December 31, 2019, the aggregate cost of investments for federal income tax purposes was $600,509,532. The net unrealized appreciation for all investments based on tax cost was $1,096,668,895. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $1,156,721,249 and aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $60,052,354.

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The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2019 and has determined that no provision for income tax and/or uncertain tax positions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2019, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

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Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2019 is included in a table following the Portfolio’s Investment Portfolio. For the year ended December 31, 2019, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $22,422,000 to $38,774,000.

The following table summarizes the value of the Portfolio’s derivative instruments held as of December 31, 2019 presented by primary underlying risk exposure:

Asset Derivative	Futures Contracts
Equity Contracts (a)	$436,362

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the year ended December 31, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$3,849,326

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$(185,847)

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the year ended December 31, 2019, purchases and sales of investment securities (excluding short-term investments) aggregated $40,737,560 and $197,136,668, respectively.

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D. Related Parties

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as the investment manager to the Portfolio.

Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio’s sub-advisor. Northern Trust Investments, Inc. (“NTI”) serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.05% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2019, the Administration Fee was $481,517, of which $42,648 is unpaid.

Filing Service Fee. Under an agreement with the Portfolio, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the year ended December 31, 2019, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $6,975, of which $214 is unpaid.

Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Portfolio indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management

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fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Portfolio equal to the amount of the investment management fee payable on the Portfolio’s assets invested in DWS ESG Liquidity Fund.

E. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at December 31, 2019.

F. Change of Independent Registered Public Accounting Firm

On May 14, 2019, PricewaterhouseCoopers LLP (“PwC”) resigned as the independent registered public accounting firm to the Portfolio. PwC communicated its resignation to the Registrant’s Board of Trustees (the “Board of Trustees”).

PwC’s reports on the Portfolio’s financial statements for the fiscal years ended December 31, 2018 and December 31, 2017 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle.

During the fiscal years ended December 31, 2018 and December 31, 2017 and during the subsequent interim period through May 14, 2019: (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused PwC to make reference to the subject matter of the disagreements in connection with its reports on the Portfolio’s financial statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On May 15, 2019, the Audit Committee of the Board of Trustees and the Board of Trustees approved the selection of Ernst & Young LLP (“EY”) as the Portfolio’s independent registered public accounting firm for the fiscal year ending December 31, 2019. During the Portfolio’s fiscal years ended

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December 31, 2018 and December 31, 2017, and the subsequent interim period through May 15, 2019, neither the Portfolio, nor anyone on their behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Portfolio’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Holders of Beneficial Interest in Deutsche DWS Equity 500 Index Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”), including the investment portfolio, as of December 31, 2019, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio at December 31, 2019, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The statement of changes in net assets for the year ended December 31, 2018, and the financial highlights for the years ended December 31, 2015, December 31, 2016, December 31, 2017 and December 31, 2018, were audited by another independent registered public accounting firm whose report, dated February 21, 2019, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of the

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Portfolio’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and others. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

February 26, 2020

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Advisory Agreement Board Considerations and Fee Evaluation

DWS S&P 500 Index Fund (the “Fund”), a series of Deutsche DWS Institutional Funds, invests substantially all of its assets in Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between DIMA and Northern Trust Investments, Inc. (“NTI”), and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement” and together with the Portfolio Agreement and the Sub-Advisory Agreement, the “Agreements”) in September 2019. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board” or “Trustees.”

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

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–

In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market

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index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2018, the Fund’s performance (Class A shares) was in the 1st quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Portfolio’s sub-advisory fee schedule, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees), which include Portfolio expenses allocated to the Fund, were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2018, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Portfolio and the Fund and the comparable DWS Funds. The information requested

64	|	DWS S&P 500 Index Fund

by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages a DWS Europe Fund comparable to the Portfolio and the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to DWS Funds as compared to DWS Europe Funds and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Portfolio. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Portfolio’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. In this regard, the Board observed that while the Portfolio’s and the Fund’s current investment management fee schedule does not include breakpoints, the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such

DWS S&P 500 Index Fund	|	65

economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

66	|	DWS S&P 500 Index Fund

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.

The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.

Independent Board Members
Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: ICI Mutual Insurance Company; Progressive International Corporation (kitchen goods importer and distributor); former Chairman, National Association of Small Business Investment Companies; former Directorships: The Kennel Shop (retailer); BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	77	—

DWS S&P 500 Index Fund	|	67

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999

Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc.; Oak Brook Bank; and Prisma Energy International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago; former Not-for-Profit Directorships: Public Radio International

		77	Portland General Electric[2] (utility company) (2003– present)
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	77	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (since 1994); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	77	Director, Aberdeen Japan Fund (since 2007)

68	|	DWS S&P 500 Index Fund

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	77	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	77	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	77	—

Officers[4]
Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6] (1974) President and Chief Executive Officer, 2017–present	Managing Director,[3] DWS; Secretary, DWS USA Corporation (2018–present); Assistant Secretary, DWS Distributors, Inc. (2018–present); Director and Vice President, DWS Service Company (2018–present); Assistant Secretary, DWS Investment Management Americas, Inc. (2018–present); and Director and President, DB Investment Managers, Inc. (2018–present); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); and Assistant Secretary, DBX ETF Trust (2019–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)

DWS S&P 500 Index Fund	|	69

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Diane Kenneally[7] (1966) Chief Financial Officer and Treasurer, 2018–present	Director,[3] DWS; and Treasurer, Chief Financial Officer and Controller, DBX ETF Trust (2019–present); formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS; and Assistant Treasurer, DBX ETF Trust (2019–present)
Sheila Cadogan[7] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (2018–present); and Assistant Treasurer, DBX ETF Trust (2019–present)
Scott D. Hogan[7] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Bank; and AML Officer, DWS Trust Company; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Ciara Crawford[8] (1984) Assistant Secretary, (2019–present)	Associate, DWS (since 2015); previously, Legal Assistant at Accelerated Tax Solutions.

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 875 Third Avenue, New York, NY 10022.

[7]	Address: One International Place, Boston, MA 02110.

[8]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

70	|	DWS S&P 500 Index Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-PORT. This Fund’s Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS S&P 500 Index Fund	|	71

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S
Nasdaq Symbol	SXPAX	SXPCX	SCPIX
CUSIP Number	25159R 700	25159R 882	25159R 874
Fund Number	1001	1301	2301

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Nasdaq Symbol	SXPRX
CUSIP Number	25159R 841
Fund Number	1621

72	|	DWS S&P 500 Index Fund

Notes

Notes

Notes

Notes

Notes

Notes

Notes

DSPF500IF-2

(R-025784-9 2/20)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Deutsche DWS equity 500 index portfolio

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s current Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s fiscal year ended December 31, 2019 and the amount of fees that PricewaterhouseCoopers, LLP (“PwC”), the Fund’s prior Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s fiscal year ended December 31, 2018. The Audit Committee approved in advance all audit services and non-audit services that EY or PwC provided to the Fund while serving as the Independent Registered Public Accounting Firm.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2019	$41,433	$0	$9,457	$0
2018	$71,685	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s fiscal year ended December 31, 2019 and the amount of fees billed by PwC to the Adviser and any Affiliated Fund Service provider for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s fiscal year ended December 31, 2018.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2019	$0	$740,482	$0
2018	$0	$0	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures. EY also billed $470,936 for tax services during the Fund’s fiscal year ended December 31, 2018.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s fiscal year ended December 31, 2019 and the amount of fees that PwC billed during the Fund’s fiscal year ended December 31, 2018 for non-audit services. The Audit Committee pre-approved all non-audit services that EY or PwC, while serving as Independent Registered Public Accounting Firm, provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY and PwC about any non-audit services that EY or PwC rendered to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s and PwC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2019	$9,457	$740,482	$0	$749,939
2018	$0	$0	$0	$0

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities. EY also billed $984,066 for tax services during the Fund’s fiscal year ended December 31, 2018.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to each principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2019 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter, individually and in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue act as the Independent Registered Public Accounting Firm for the Fund.

•	EY advised the Fund’s Audit Committee of certain lending relationships of EY with owners of greater than 10% of the shares of certain investment companies within the DWS Funds Complex that EY had identified as inconsistent with Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, an audit client includes the Fund as well as all other investment companies in the DWS Funds Complex. EY’s lending relationships affect EY’s independence under the Loan Rule with respect to all investment companies in the DWS Funds Complex.

EY stated its belief that, in each lending relationship, the lender is or was not able to impact the impartiality of EY or assert any influence over the investment companies in the DWS Funds Complex whose shares the lender owns or owned, or the applicable investment company’s investment adviser. In addition, on June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex, Fidelity Management & Research Company et al., SEC Staff No-Action Letter (June 20, 2016) (the “Fidelity Letter”), related to similar Loan Rule issues as those described above. In the Fidelity Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. With respect to each lending relationship identified by EY, the circumstances described in the Fidelity Letter appear to be substantially similar to the circumstances that affected EY’s independence under the Loan Rule with respect to the Fund, and, in each case, EY confirmed to the Audit Committee that it meets the conditions of the Fidelity Letter.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Equity 500 Index Portfolio

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/28/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/28/2020

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	2/28/2020